Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class A
3-month USD LIBOR + 1.380% Floor 1.380% 10/15/2031	1.605%	400,000	400,311
American Express Credit Account Master Trust(b)
Series 2017-2 Class A
1-month USD LIBOR + 0.450% 09/16/2024	0.591%	250,000	250,994
BlueMountain CLO Ltd.(a),(b)
Series 2013-1A Class A1R2
3-month USD LIBOR + 1.230% Floor 1.230% 01/20/2029	1.448%	391,507	391,443
BlueMountain CLO XXX Ltd.(a),(b),(c)
Series 2020-30A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/15/2033	3.000%	450,000	450,097
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	1.472%	750,000	749,479
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A
3-month USD LIBOR + 1.270% Floor 1.300% 10/25/2032	3.000%	725,000	725,323
Conseco Finance Corp.(d)
Series 2096-9 Class M1
08/15/2027	7.630%	436,984	465,561
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	1.905%	690,855	685,512
DB Master Finance LLC(a)
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	194,500	199,265
Series 2019-1A Class A2I
05/20/2049	3.787%	187,625	191,781
Series 2019-1A Class A2II
05/20/2049	4.021%	98,750	103,788
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	1.465%	363,750	364,325
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	1.041%	260,000	258,364
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A1RR
3-month USD LIBOR + 1.160% 01/15/2028	1.397%	310,000	309,715
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	1.499%	707,706	719,677
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.950%	436,000	432,743
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	124,062	127,672
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	473,900	497,242
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	1.098%	450,000	447,503
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	64,568	67,092
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.659%	501,732	484,864
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	0.849%	458,378	452,660
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.950%	395,281	394,641
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class A
3-month USD LIBOR + 1.250% Floor 1.250% 10/19/2032	1.475%	325,000	325,415
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class A2
3-month USD LIBOR + 1.550% Floor 1.550% 04/20/2028	1.768%	200,000	198,427
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	0.783%	200,940	200,443
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.275%	670,910	642,348
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	0.595%	106,054	105,904
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.415%	740,000	656,989
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.865%	373,754	372,242
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	1.915%	243,919	243,544
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.315%	312,748	307,942
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.065%	500,000	483,415
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.715%	216,321	215,753
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	1.349%	1,040,000	1,055,650
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.099%	473,064	457,154
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	0.585%	390,021	350,336
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	0.385%	700,000	645,378
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	0.365%	700,000	543,745
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	1.949%	550,000	522,646
Store Master Funding I-VII(a)
Subordinated Series 2019-1 Class A2
11/20/2049	3.650%	249,751	257,273
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	371,525	401,459
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	451,950	452,296
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	305,229	305,866
Series 2020-3A Class A
09/20/2045	2.110%	354,540	353,434
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	215,875	216,528
Total Asset-Backed Securities — Non-Agency (Cost $18,599,879)			18,484,239

Commercial Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(d),(e)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	76,087
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K014 Class X1
04/25/2021	1.322%	4,226,949	7,618
CMO Series K057 Class X1
07/25/2026	1.316%	3,858,387	216,444
Series 2016-KIR1 Class X
03/25/2026	1.202%	4,790,965	228,191
Series 2018-K732 Class X3
05/25/2046	2.247%	1,350,000	121,254

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K015 Class X3
08/25/2039	2.903%	2,000,000	22,179
Series K021 Class X3
07/25/2040	2.034%	1,550,000	40,796
Series K022 Class X3
08/25/2040	1.874%	1,550,000	39,217
Series K025 Class X3
11/25/2040	1.812%	2,400,000	68,968
Series K035 Class X3
12/25/2041	1.850%	3,000,000	126,589
Series K039 Class X3 (FHLMC)
08/25/2042	2.177%	1,520,000	116,592
Series K043 Class X3
02/25/2043	1.691%	3,951,044	234,481
Series K051 Class X3
10/25/2043	1.669%	2,100,000	144,378
Series K060 Class X3
12/25/2044	1.959%	1,350,000	130,881
Series K0728 Class X3
11/25/2045	2.017%	1,975,000	132,307
Series K717 Class X3
11/25/2042	1.681%	3,500,000	34,292
Series KC07 Class X1
09/25/2026	0.847%	3,999,913	121,804
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	181,819
Series KS06 Class X
08/25/2026	1.194%	2,734,805	119,333
Series KS11 Class XFX
06/25/2029	1.759%	600,000	62,964
Series Q004 Class XFL
05/25/2044	1.596%	2,485,724	90,334
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF51 Class A (FHLMC)
1-month USD LIBOR + 0.400% Floor 0.400% 08/25/2025	0.540%	201,188	201,709
Series KF86 Class AL (FHLMC)
1-month USD LIBOR + 0.290% Floor 0.290% 08/25/2027	0.430%	629,998	630,792
Series KF88 Class AL (FHLMC)
1-month USD LIBOR + 0.330% Floor 0.330% 09/25/2030	0.470%	1,008,000	1,008,791
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates(b)
Series KF75 Class AL
1-month USD LIBOR + 0.510% Floor 0.510% 12/25/2029	0.650%	335,000	338,621
Series KF85 Class AL
1-month USD LIBOR + 0.300% Floor 0.300% 08/25/2030	0.440%	535,000	535,008
Federal National Mortgage Association(b),(e)
Series 2011-M9 Class SA
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 01/25/2021	6.200%	42,704	169
Federal National Mortgage Association(d),(e)
Series 2016-M11B Class X2
07/25/2039	2.780%	1,504,322	56,365
Series 2016-M4 Class X2
01/25/2039	2.712%	751,743	42,745
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	189,952
Government National Mortgage Association(d),(e)
CMO Series 2014-103 Class IO
05/16/2055	0.328%	2,188,840	33,212
Series 2011-53 Class IO
05/16/2051	0.000%	1,450,273	551
Series 2012-4 Class IO
05/16/2052	0.046%	4,421,197	10,064
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,144,389)			5,364,507

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

225 Liberty Street Trust(a),(d),(e)
Series 2016-225L Class X
02/10/2036	1.030%	5,000,000	206,555
AMSR Trust(a)
Subordinated Series 2019-SFR1 Class A
01/19/2039	2.774%	355,000	372,192
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	110,440
BBCMS Trust(a)
Series 2015-SRCH Class A2
08/10/2035	4.197%	150,000	168,520
BBCMS Trust(a),(d)
Series 2020-C6 Class F5TB
09/15/2043	3.811%	135,000	136,818
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	190,000	193,086

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.061%	422,437	422,160
Series 2020-BXLP Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/15/2036	0.941%	149,863	149,683
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	240,246
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	453,139
COMM Mortgage Trust(a),(d),(e)
Series 2013-LC6 Class XB
01/10/2046	0.381%	11,750,000	94,484
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class XCP
02/10/2037	0.493%	3,815,000	72,069
Commercial Mortgage Pass-Through Certificates(d),(e)
Series 2012-CR3 Class XA
10/15/2045	2.006%	1,676,668	41,813
Commercial Mortgage Trust(d),(e)
Series 2012-CR4 Class XA
10/15/2045	1.841%	3,347,603	86,197
Series 2013-LC6 Class XA
01/10/2046	1.328%	1,378,475	28,912
Series 2014-UBS2 Class XA
03/10/2047	1.151%	5,125,681	152,547
Commercial Mortgage Trust(a),(d),(e)
Series 2012-LC4 Class XA
12/10/2044	2.098%	2,785,357	39,616
Commercial Mortgage Trust
Series 2014-UBS4 Class A2
08/10/2047	2.963%	21,635	21,717
CoreVest American Finance Trust(a),(d),(e)
Series 2019-1 Class XA
03/15/2052	2.346%	1,076,054	75,933
Series 2020-1 Class XA
03/15/2050	2.857%	1,039,358	117,769
Series 2020-3 Class XA
08/15/2053	3.611%	1,047,965	159,173
Series 2020-3 Class XB
08/15/2053	2.560%	850,000	138,143
CoreVest American Finance Trust(a),(e)
Series 2019-3 Class XA
10/15/2052	2.035%	322,382	19,137
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	269,096
Credit Suisse First Boston Mortgage Securities Corp.(d),(e)
Series 98-C1 Class AX
05/17/2040	2.301%	145,702	1,002
CSAIL Commercial Mortgage Trust(d),(e)
Series 2015-C3 Class XA
08/15/2048	0.899%	9,733,430	258,615
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class B
1-month USD LIBOR + 0.888% Floor 0.888% 05/15/2035	1.029%	143,862	143,791
Eleven Madison Trust Mortgage Trust(a),(d)
Series 2015-11MD Class A
09/10/2035	3.673%	300,000	326,985
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	100,000	99,850
GS Mortgage Securities Trust(a),(d),(e)
Series 2012-GC6 Class XB
01/10/2045	0.256%	10,648,392	24,241
Series 2020-UPTN Class XA
02/10/2037	0.446%	1,750,000	23,829
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	95,267	97,293
Home Partners of America Trust(a),(b)
Subordinated Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	1.591%	120,000	119,029
Hudson Yards Mortgage Trust(a),(d)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	76,808
JPMBB Commercial Mortgage Securities Trust(d),(e)
Series 2014-C21 Class XA
08/15/2047	1.155%	1,040,407	28,594
Series 2014-C23 Class XA
09/15/2047	0.777%	3,049,842	59,619
Series 2014-C26 Class XA
01/15/2048	1.107%	2,868,044	91,675
JPMorgan Chase Commercial Mortgage Securities Trust(d),(e)
Series 2012-LC9 Class XA
12/15/2047	1.640%	2,787,095	65,190
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	425,059

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	185,000	196,265
Morgan Stanley Bank of America Merrill Lynch Trust(d),(e)
Series 2016-C31 Class XA
11/15/2049	1.528%	2,473,831	144,042
Morgan Stanley Capital I Trust(a),(d),(e)
Series 2012-C4 Class XA
03/15/2045	2.241%	3,238,671	53,919
Natixis Commercial Mortgage Securities Trust(a),(d),(e)
Series 2020-2PAC Class XA
01/15/2025	1.387%	2,665,000	123,651
Series 2020-2PAC Class XB
04/15/2025	0.948%	2,665,000	87,517
Natixis Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	59,719
SFAVE Commercial Mortgage Securities Trust(a),(d)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	150,000	143,997
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	33,687
UBS Commercial Mortgage Trust(a),(d),(e)
Series 2012-C1 Class XA
05/10/2045	2.062%	2,154,892	37,732
WF-RBS Commercial Mortgage Trust(a),(d),(e)
Series 2012-C8 Class XA
08/15/2045	1.953%	1,562,112	31,076
Series 2012-C9 Class XA
11/15/2045	2.040%	1,561,997	41,664
WF-RBS Commercial Mortgage Trust(d),(e)
Series 2014-C24 Class XA
11/15/2047	0.979%	2,521,491	61,796
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $6,701,664)			6,626,090

Commercial Paper 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.1%
Ford Motor Credit Co. LLC(a)
01/08/2021	3.320%	500,000	498,234
Total Commercial Paper (Cost $498,522)			498,234
Common Stocks 19.7%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 0.4%
Altice NV, Class A(f)	25,442	133,842
Cincinnati Bell, Inc.(f),(g),(h)	126,616	1,925,829
Total		2,059,671
Entertainment 0.1%
Codemasters Group Holdings PLC(f)	50,462	339,309
Interactive Media & Services 1.3%
58.com, Inc., Class A(f),(i),(j)	220,354	6,169,912
Wireless Telecommunication Services 0.2%
PLAY Communications SA	117,602	1,209,362
Total Communication Services		9,778,254
Consumer Discretionary 3.2%
Automobiles 0.3%
Fiat Chrysler Automobiles NV(f)	75,414	1,179,456
Hotels, Restaurants & Leisure 1.0%
Dunkin’ Brands Group, Inc.	40,247	4,279,866
William Hill PLC(f)	210,320	749,468
Total		5,029,334
Household Durables 0.1%
Lennar Corp., Class A	1,611	122,211
McCarthy & Stone PLC(f)	322,077	502,371
Total		624,582
Internet & Direct Marketing Retail 0.8%
GrubHub, Inc.(f),(g),(h)	51,314	3,609,427
Specialty Retail 1.0%
Tiffany & Co.(g),(h)	38,248	5,028,847
Total Consumer Discretionary		15,471,646
Consumer Staples 0.2%
Beverages 0.2%
Coca-Cola Amatil Ltd.	92,457	856,178
Total Consumer Staples		856,178

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Concho Resources, Inc.	43,768	2,515,785
Parsley Energy, Inc., Class A	42,380	531,021
WPX Energy, Inc.(f),(g),(h)	70,482	501,832
Total		3,548,638
Total Energy		3,548,638
Financials 4.3%
Banks 0.3%
CIT Group, Inc.	35,472	1,187,957
U.S. Bancorp	1,808	78,124
Total		1,266,081
Capital Markets 1.4%
Eaton Vance Corp.(g),(h)	98,906	6,624,724
Insurance 2.4%
National General Holdings Corp.	154,020	5,249,001
Watford Holdings Ltd.(f),(g),(h)	43,961	1,526,326
Willis Towers Watson PLC(g),(h)	23,331	4,857,281
Total		11,632,608
Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc.	27,579	926,308
Total Financials		20,449,721
Health Care 0.3%
Biotechnology 0.3%
BioSpecifics Technologies Corp.(f)	10,951	968,068
Cellular Biomedicine Group, Inc.(f)	31,432	578,035
Total		1,546,103
Total Health Care		1,546,103
Industrials 1.5%
Aerospace & Defense 0.1%
Boeing Co. (The)	2,165	456,187
Construction & Engineering 0.0%
HC2 Holdings, Inc.(f)	11,950	40,033
Machinery 0.4%
Navistar International Corp.(f)	41,774	1,848,917
Professional Services 0.1%
IHS Markit Ltd.	3,169	315,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.9%
Foundation Building Materials, Inc.(f)	41,367	795,901
HD Supply Holdings, Inc.(f)	66,477	3,708,087
Total		4,503,988
Total Industrials		7,164,314
Information Technology 5.5%
Communications Equipment 1.4%
Acacia Communications, Inc.(f),(g),(h)	90,429	6,301,093
Gilat Satellite Networks Ltd.	67,173	407,068
Total		6,708,161
IT Services 0.5%
Endurance International Group Holdings Inc(f)	79,762	756,144
Virtusa Corp.(f)	35,999	1,802,830
Total		2,558,974
Semiconductors & Semiconductor Equipment 1.5%
Maxim Integrated Products, Inc.(g),(h)	29,017	2,409,572
Xilinx, Inc.(g),(h)	33,321	4,849,871
Total		7,259,443
Software 2.1%
LogMeIn, Inc.(f),(i),(j)	79,582	6,848,031
MINDBODY, Inc., Class A(f),(i),(j)	47,120	1,719,880
MobileIron, Inc.(f)	173,838	1,223,819
Telenav, Inc.(f)	64,225	305,069
Total		10,096,799
Total Information Technology		26,623,377
Materials 0.1%
Paper & Forest Products 0.1%
Ahlstrom-Munksjo Oyj	20,345	437,590
Total Materials		437,590
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
Americold Realty Trust	2,632	89,830
Front Yard Residential Corp.	102,738	1,676,684
Taubman Centers, Inc.(g),(h)	58,723	2,508,647
Total		4,275,161
Total Real Estate		4,275,161

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.9%
Electric Utilities 0.9%
PNM Resources, Inc.(g),(h)	91,729	4,504,811
Total Utilities		4,504,811
Total Common Stocks (Cost $90,806,036)		94,655,793

Convertible Bonds(k) 0.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(a)
07/01/2025	4.000%		20,000	29,869
American Airlines Group, Inc.
07/01/2025	6.500%		290,000	315,752
Southwest Airlines Co.
05/01/2025	1.250%		105,000	154,875
Total				500,496
Cable and Satellite 0.1%
DISH Network Corp.
08/15/2026	3.375%		80,000	79,752
Liberty Broadband Corp.(a)
09/30/2050	1.250%		180,000	182,610
09/30/2050	2.750%		90,000	96,240
Liberty Media Corp.(a)
12/01/2050	0.500%		70,000	70,933
Total				429,535
Electric 0.0%
NRG Energy, Inc.
06/01/2048	2.750%		200,000	215,922
Integrated Energy 0.1%
BP Capital Markets PLC(a)
04/28/2023	1.000%	GBP	200,000	271,701
Pharmaceuticals 0.3%
Dermira, Inc.
05/15/2022	3.000%		1,326,000	1,339,260
Technology 0.2%
Avaya Holdings Corp.
06/15/2023	2.250%		210,000	215,266
IAC Financeco 2, Inc.(a)
06/15/2026	0.875%		250,000	426,217
Sabre GLBL, Inc.(a)
04/15/2025	4.000%		85,000	143,862
Convertible Bonds(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sony Corp.(l)
09/30/2022	0.000%	JPY	14,000,000	261,092
Total				1,046,437
Total Convertible Bonds (Cost $3,438,013)				3,803,351

Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	95	115,159
Total Communication Services			115,159
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Becton Dickinson and Co.	6.000%	2,200	114,972
Danaher Corp.	5.000%	130	169,510
Total			284,482
Total Health Care			284,482
Industrials 0.2%
Machinery 0.2%
Fortive Corp.	5.000%	550	552,680
Stanley Black & Decker, Inc.	5.250%	2,300	256,680
Total			809,360
Total Industrials			809,360
Information Technology 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	285	378,325
Total Information Technology			378,325
Utilities 0.5%
Electric Utilities 0.3%
NextEra Energy, Inc.	4.872%	8,600	488,007
NextEra Energy, Inc.	5.279%	11,800	575,132
NextEra Energy, Inc.	6.219%	3,800	186,200
Southern Co. (The)	6.750%	8,350	415,830
Total			1,665,169

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.2%
Dominion Energy, Inc.	7.250%	4,400	442,273
DTE Energy Co.	6.250%	8,100	389,529
Total			831,802
Total Utilities			2,496,971
Total Convertible Preferred Stocks (Cost $3,943,393)			4,084,297

Corporate Bonds & Notes(k) 19.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	130,473
Boeing Co. (The)
05/01/2027	5.040%		200,000	228,599
05/01/2030	5.150%		205,000	241,627
Total				600,699
Airlines 0.5%
American Airlines Group, Inc.(a)
06/01/2022	5.000%		180,000	149,052
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		208,000	199,117
Continental Airlines Pass-Through Trust
04/19/2022	5.983%		88,192	87,296
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		215,000	212,979
06/10/2028	2.500%		120,000	109,377
Delta Air Lines, Inc.
04/19/2021	3.400%		200,000	200,262
10/28/2024	2.900%		105,000	100,604
01/15/2026	7.375%		35,000	39,320
Delta Air Lines, Inc.(a)
05/01/2025	7.000%		205,000	234,006
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		165,000	174,476
10/20/2028	4.750%		270,000	290,531
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		400,000	425,420
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		193,344	177,161
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%		165,000	174,957
Total				2,574,558
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	354,908
Automotive 0.6%
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	93,525
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.121%		385,000	387,384
Ford Motor Co.
04/21/2023	8.500%		175,000	196,113
Ford Motor Credit Co. LLC
01/15/2021	3.200%		380,000	380,090
02/01/2021	5.750%		10,000	10,052
10/12/2021	3.813%		75,000	75,921
03/28/2022	3.339%		200,000	202,227
11/01/2022	3.350%		200,000	202,643
11/17/2023	3.370%		200,000	202,600
11/13/2025	3.375%		200,000	201,940
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	1.104%		200,000	196,675
3-month USD LIBOR + 1.080% 08/03/2022	1.296%		255,000	246,928
General Motors Co.
10/01/2025	6.125%		130,000	156,633
General Motors Financial Co., Inc.
07/06/2021	3.200%		75,000	75,930
09/25/2021	4.375%		45,000	46,282
11/06/2021	4.200%		55,000	56,741
04/10/2022	3.450%		25,000	25,767
06/30/2022	3.150%		80,000	82,640
Nissan Motor Co., Ltd.(a)
09/17/2025	3.522%		200,000	208,560
Total				3,048,651
Banking 1.8%
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	112,270
Bank of America Corp.(m)
12/20/2023	3.004%		659,000	692,108
04/29/2031	2.592%		50,000	53,230
Bank of America Corp.
Subordinated
01/29/2037	6.110%		300,000	439,592
Citigroup, Inc.(b)
3-month AUD BBSW + 1.550% 05/04/2021	1.579%	AUD	280,000	206,565

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.000%	EUR	190,000	227,895
Citigroup, Inc.(m)
05/15/2024	1.678%		190,000	195,138
03/31/2031	4.412%		255,000	307,694
06/03/2031	2.572%		230,000	244,716
Citigroup, Inc.
Subordinated
07/25/2028	4.125%		250,000	291,635
Comerica, Inc.(m)
12/31/2049	5.625%		95,000	103,675
First Horizon Bank
Subordinated
05/01/2030	5.750%		255,000	296,888
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	229,361
03/27/2025	3.375%	EUR	38,000	51,675
11/01/2028	2.000%	EUR	47,000	63,286
Goldman Sachs Group, Inc. (The)
03/15/2030	3.800%		220,000	257,729
HSBC Holdings PLC(m)
09/22/2028	2.013%		365,000	370,813
JPMorgan Chase & Co.(m)
01/29/2027	3.960%		325,000	371,512
06/01/2028	2.182%		125,000	131,145
Subordinated
05/13/2031	2.956%		435,000	474,342
Lloyds Banking Group PLC(m)
07/09/2025	3.870%		400,000	438,494
National Bank of Canada(a)
10/07/2022	2.150%		250,000	258,121
Nationwide Building Society(a),(m)
03/08/2024	3.766%		135,000	143,425
08/01/2024	4.363%		100,000	108,755
Popular, Inc.
09/14/2023	6.125%		320,000	343,318
Santander UK Group Holdings PLC
01/10/2023	3.571%		200,000	206,165
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	126,779
U.S. Bancorp
06/07/2024	0.850%	EUR	600,000	741,118
U.S. Bancorp, Subordinated
07/30/2029	3.000%		85,000	95,232
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
3-month AUD BBSW + 1.320% 07/27/2021	1.376%	AUD	300,000	221,552
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	228,191
Wells Fargo & Co.(m)
06/02/2028	2.393%		160,000	168,838
10/30/2030	2.879%		100,000	108,419
04/30/2041	3.068%		190,000	206,945
04/04/2051	5.013%		15,000	21,403
Total				8,538,024
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%		160,000	220,577
Building Materials 0.1%
Builders FirstSource, Inc.(a)
06/01/2027	6.750%		45,000	48,600
Owens Corning
08/15/2029	3.950%		110,000	125,938
Standard Industries, Inc.(a)
02/15/2027	5.000%		20,000	21,010
01/15/2031	3.375%		60,000	60,216
Total				255,764
Cable and Satellite 1.6%
Altice Financing SA(a)
05/15/2026	7.500%		400,000	421,901
Cablevision Systems Corp.
09/15/2022	5.875%		190,000	202,057
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%		38,000	39,340
05/01/2027	5.125%		300,000	315,626
06/01/2029	5.375%		123,000	134,412
03/01/2030	4.750%		210,000	222,855
08/15/2030	4.500%		491,000	517,303
02/01/2031	4.250%		35,000	36,300
05/01/2032	4.500%		53,000	55,972
Charter Communications Operating LLC/Capital
07/23/2025	4.908%		75,000	86,738
04/01/2031	2.800%		50,000	52,677
04/01/2048	5.750%		170,000	224,772
07/01/2049	5.125%		355,000	436,512
CSC Holdings LLC(a)
05/15/2026	5.500%		455,000	473,842
04/15/2027	5.500%		200,000	210,814
02/01/2028	5.375%		485,000	515,217
04/01/2028	7.500%		400,000	445,881
01/15/2030	5.750%		505,000	546,773
12/01/2030	4.625%		200,000	204,658

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/15/2022	5.875%	250,000	262,098
Intelsat Jackson Holdings SA(a),(n)
10/15/2024	0.000%	362,000	255,314
07/15/2025	0.000%	173,000	122,168
LCPR Senior Secured Financing DAC(a)
10/15/2027	6.750%	285,000	309,826
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	255,000	265,661
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	399,122
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	125,000	130,384
07/01/2030	4.125%	20,000	21,027
Time Warner Cable LLC
09/01/2041	5.500%	125,000	159,027
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	210,336
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	215,000	233,391
Total			7,512,004
Chemicals 0.1%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	200,000	206,525
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	130,000	173,664
Nutrition & Biosciences, Inc.(a)
12/01/2050	3.468%	165,000	180,431
Total			560,620
Construction Machinery 0.1%
United Rentals North America, Inc.
01/15/2028	4.875%	200,000	213,462
07/15/2030	4.000%	140,000	148,022
02/15/2031	3.875%	25,000	26,152
Total			387,636
Consumer Cyclical Services 0.4%
ANGI Group LLC(a)
08/15/2028	3.875%	135,000	133,630
Expedia Group, Inc.(a)
05/01/2025	6.250%	215,000	245,601
Expedia Group, Inc.
02/15/2026	5.000%	63,000	69,125
02/15/2028	3.800%	250,000	262,153
IHS Markit Ltd.(a)
11/01/2022	5.000%	165,000	176,995
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
IHS Markit Ltd.
08/01/2028	4.750%		245,000	295,942
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	156,142
Prime Security Services Borrower LLC/Finance, Inc.(a)
08/31/2027	3.375%		20,000	19,731
TripAdvisor, Inc.(a)
07/15/2025	7.000%		160,000	172,411
Uber Technologies, Inc.(a)
11/01/2026	8.000%		230,000	248,233
Total				1,779,963
Consumer Products 0.0%
Natura Cosmeticos SA(a)
02/01/2023	5.375%		200,000	206,066
Diversified Manufacturing 0.0%
General Electric Co.
03/15/2032	6.750%		50,000	67,972
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	121,078
Total				189,050
Electric 0.9%
DPL, Inc.(a)
07/01/2025	4.125%		270,000	287,909
Duke Energy Progress LLC
12/01/2044	4.150%		300,000	382,152
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	79,802
FirstEnergy Corp.
07/15/2027	3.900%		190,000	209,950
11/15/2031	7.375%		305,000	421,099
ITC Holdings Corp.
11/15/2027	3.350%		150,000	167,533
NRG Energy, Inc.
01/15/2027	6.625%		450,000	474,461
NRG Energy, Inc.(a)
06/15/2029	5.250%		180,000	196,583
NRG Energy, Inc.(a),(c)
02/15/2031	3.625%		325,000	336,207
NSTAR Electric Co.
05/15/2027	3.200%		520,000	585,244
Southern Co. (The)
07/01/2026	3.250%		184,000	205,953
Tucson Electric Power Co.
11/15/2021	5.150%		450,000	464,509

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	230,000	247,399
02/15/2027	5.625%	129,000	136,325
07/31/2027	5.000%	75,000	79,085
Total			4,274,211
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	225,000	232,560
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	250,000	257,289
07/21/2027	3.650%	30,000	31,002
01/23/2028	3.875%	75,000	76,403
Air Lease Corp.
03/01/2025	3.250%	160,000	168,074
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	20,000	21,347
07/01/2024	3.950%	45,000	46,030
02/15/2025	2.875%	195,000	190,553
FirstCash, Inc.(a)
09/01/2028	4.625%	70,000	72,134
GE Capital Funding LLC(a)
05/15/2030	4.400%	325,000	374,291
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	795,000	915,641
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	46,928
02/15/2024	5.500%	225,000	240,279
Total			2,439,971
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	200,000	261,176
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	75,000	95,229
Bacardi Ltd.(a)
05/15/2028	4.700%	120,000	139,747
JBS Investments II GmbH(a)
01/15/2026	7.000%	260,000	279,989
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	61,000	66,986
06/01/2026	3.000%	330,000	344,408
07/15/2035	5.000%	55,000	64,774
06/04/2042	5.000%	65,000	74,610
06/01/2046	4.375%	530,000	565,318
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)(a)
05/15/2027	3.875%		70,000	75,745
04/01/2030	3.750%		85,000	91,650
03/01/2031	4.250%		360,000	400,266
08/01/2039	7.125%		205,000	288,505
10/01/2049	4.875%		55,000	61,991
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%		5,000	5,550
MARB BondCo PLC(a)
01/19/2025	6.875%		200,000	208,089
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	100,000	122,694
NBM US Holdings, Inc.(a)
05/14/2026	7.000%		200,000	218,383
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		150,000	161,528
Post Holdings, Inc.(a)
08/15/2026	5.000%		350,000	362,850
03/01/2027	5.750%		375,000	396,069
01/15/2028	5.625%		355,000	377,679
12/15/2029	5.500%		60,000	65,544
04/15/2030	4.625%		150,000	156,645
Total				4,885,425
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%		340,000	358,281
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%		135,000	143,613
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%		130,000	144,176
04/15/2026	5.375%		230,000	259,776
06/01/2028	5.750%		80,000	93,698
01/15/2029	5.300%		130,000	149,714
01/15/2030	4.000%		15,000	16,146
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	80,437
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		20,000	21,090
MGM Resorts International
10/15/2028	4.750%		20,000	20,828
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%		1,430,000	1,512,587
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	90,607
08/15/2030	4.125%		190,000	195,860
Total				3,086,813

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Health Care 1.5%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	534,981
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	155,000	193,520
Cigna Corp.
11/15/2025	4.125%		850,000	976,187
CommonSpirit Health
10/01/2030	2.782%		70,000	72,494
CVS Health Corp.
03/25/2048	5.050%		315,000	424,574
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	407,179
Encompass Health Corp.
02/01/2030	4.750%		235,000	250,249
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	391,867
HCA, Inc.
03/15/2024	5.000%		84,000	94,455
02/01/2025	5.375%		430,000	481,055
06/15/2029	4.125%		280,000	323,337
09/01/2030	3.500%		839,000	869,183
06/15/2049	5.250%		340,000	449,548
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	424,542
Partners Healthcare System, Inc.
07/01/2060	3.342%		145,000	161,686
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		245,000	255,907
Providence Service Corp. (The)(a)
11/15/2025	5.875%		140,000	148,591
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	206,560
Tenet Healthcare Corp.
07/15/2024	4.625%		54,000	55,053
Tenet Healthcare Corp.(a)
01/01/2026	4.875%		325,000	336,431
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	123,110
03/01/2028	0.500%	EUR	105,000	128,758
Total				7,309,267
Healthcare Insurance 0.4%
Centene Corp.(a)
08/15/2026	5.375%		102,000	107,992
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2029	4.625%	170,000	186,629
02/15/2030	3.375%	835,000	876,215
10/15/2030	3.000%	285,000	299,959
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	200,000	209,736
11/15/2030	3.875%	125,000	132,281
Total			1,812,812
Healthcare REIT 0.1%
Ventas Realty LP
04/01/2027	3.850%	300,000	332,541
Home Construction 0.1%
Lennar Corp.
11/29/2027	4.750%	370,000	438,696
Independent Energy 0.4%
Aker BP ASA(a)
06/15/2024	4.750%	155,000	159,657
01/15/2030	3.750%	210,000	212,687
Antero Resources Corp.
12/01/2022	5.125%	69,000	65,985
03/01/2025	5.000%	266,000	211,847
Apache Corp.
10/15/2028	4.375%	20,000	20,388
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	36,045
EOG Resources, Inc.
04/15/2030	4.375%	205,000	249,480
EQT Corp.
10/01/2027	3.900%	156,000	154,521
Hess Corp.
04/01/2027	4.300%	200,000	215,575
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	240,000	251,544
Northern Oil and Gas, Inc.(o)
05/15/2023	8.500%	338,000	284,711
Total			1,862,440
Integrated Energy 0.2%
BP Capital Markets America, Inc.
04/06/2030	3.633%	75,000	87,540
Cenovus Energy, Inc.
07/15/2025	5.375%	60,000	66,039
06/15/2037	5.250%	85,000	88,967
11/15/2039	6.750%	88,000	104,637
06/15/2047	5.400%	175,000	186,536

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
10/15/2030	2.610%	160,000	174,682
03/19/2050	4.327%	215,000	278,369
Total			986,770
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	77,000	75,911
Life Insurance 0.1%
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	275,000	297,692
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	26,000	28,039
Hilton Worldwide Finance LLC/Corp.
04/01/2025	4.625%	125,000	127,890
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	135,000	138,280
Total			294,209
Media and Entertainment 0.6%
Cimpress NV(a)
06/15/2026	7.000%	210,000	216,266
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	205,000	158,836
Graham Holdings Co.(a)
06/01/2026	5.750%	175,000	185,081
Lions Gate Capital Holdings LLC(a)
02/01/2024	6.375%	285,000	292,897
11/01/2024	5.875%	205,000	205,586
Netflix, Inc.(a)
06/15/2025	3.625%	245,000	259,725
11/15/2029	5.375%	230,000	274,530
Netflix, Inc.
04/15/2028	4.875%	10,000	11,450
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	372,000	372,731
Twitter, Inc.(a)
12/15/2027	3.875%	89,000	93,008
Walt Disney Co. (The)
01/13/2051	3.600%	255,000	303,037
WMG Acquisition Corp.(a)
04/15/2026	5.500%	380,000	394,250
Total			2,767,397
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
ArcelorMittal SA
03/11/2026	4.550%	20,000	21,926
CSN Islands XI Corp.(a)
01/28/2028	6.750%	195,000	203,992
Freeport-McMoRan, Inc.
08/01/2030	4.625%	20,000	22,230
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	202,550
Total			450,698
Midstream 0.7%
Enbridge, Inc.
12/01/2026	4.250%	188,000	218,013
11/15/2029	3.125%	195,000	211,829
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	103,566
06/15/2028	4.950%	92,000	102,689
Energy Transfer Operating LP(m)
12/31/2049	6.625%	133,000	109,184
Energy Transfer Partners LP
03/15/2045	5.150%	370,000	382,840
Kinder Morgan, Inc.
06/01/2025	4.300%	90,000	102,348
03/01/2028	4.300%	120,000	139,197
NGPL PipeCo LLC(a)
08/15/2022	4.375%	295,000	307,031
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	100,042
05/15/2030	4.800%	100,000	97,861
04/15/2040	6.875%	100,000	105,979
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	225,000	231,932
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	20,000	21,751
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	256,415
TransCanada PipeLines Ltd.
05/15/2028	4.250%	90,000	105,489
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	64,000	65,227
Williams Companies, Inc. (The)
11/15/2023	4.500%	120,000	132,342
06/24/2024	4.550%	278,000	311,885
06/15/2027	3.750%	155,000	174,592
09/15/2045	5.100%	150,000	180,476
Total			3,460,688

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	122,324
Office REIT 0.1%
Boston Properties LP
01/30/2031	3.250%		125,000	136,385
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	174,681
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	267,322
Total				578,388
Oil Field Services 0.1%
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		40,560	38,102
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		175,000	148,433
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		65,000	60,373
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		212,000	219,367
09/01/2027	6.875%		19,000	19,869
Total				486,144
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%		20,000	21,113
Other Industry 0.2%
AECOM
10/15/2024	5.875%		310,000	344,134
03/15/2027	5.125%		380,000	424,660
Total				768,794
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	525,445
CyrusOne LP/Finance Corp.
11/15/2024	2.900%		155,000	164,953
11/15/2029	3.450%		565,000	609,876
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		175,000	179,068
Lexington Realty Trust
09/15/2030	2.700%		135,000	139,804
Total				1,619,146
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		110,000	114,320
Ball Corp.
11/15/2023	4.000%		380,000	404,099
07/01/2025	5.250%		255,000	292,286
03/15/2026	4.875%		345,000	388,416
08/15/2030	2.875%		200,000	199,157
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	54,061
07/15/2027	5.625%		215,000	230,205
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		184,000	193,987
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		25,000	27,186
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		175,000	213,997
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%		280,000	284,642
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	400,920
Total				2,803,276
Paper 0.1%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	104,114
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	82,620
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	157,220
Total				343,954
Pharmaceuticals 0.8%
AbbVie, Inc.
03/15/2035	4.550%		110,000	139,611
05/14/2046	4.450%		148,000	187,560
11/21/2049	4.250%		150,000	189,545
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	120,534
11/15/2028	2.625%	EUR	100,000	131,077
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		80,000	82,355
12/15/2025	9.000%		105,000	115,342
01/30/2028	5.000%		395,000	395,361
02/15/2029	6.250%		190,000	201,341
01/30/2030	5.250%		625,000	638,198
Bausch Health Companies, Inc.(a),(c)
02/15/2029	5.000%		45,000	45,313
02/15/2031	5.250%		50,000	50,528

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	131,804
12/15/2028	4.375%		380,000	446,211
06/25/2038	4.625%		370,000	447,729
Elanco Animal Health, Inc.
08/28/2023	4.272%		345,000	374,896
Total				3,697,405
Property & Casualty 0.4%
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	191,289
01/15/2049	4.250%		105,000	141,346
Berkshire Hathaway, Inc.(l)
03/12/2025	0.000%	EUR	215,000	258,038
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	217,257
Farmers Exchange Capital III(a),(m)
Subordinated
10/15/2054	5.454%		500,000	601,683
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.540%		450,000	448,914
Total				1,858,527
Refining 0.0%
Valero Energy Corp.
04/15/2025	2.850%		135,000	141,862
09/15/2026	3.400%		95,000	102,706
Total				244,568
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		147,000	149,860
04/15/2025	5.750%		120,000	128,212
01/15/2028	3.875%		255,000	262,139
02/15/2029	3.500%		145,000	144,842
10/15/2030	4.000%		525,000	523,061
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%		215,000	223,157
Yum! Brands, Inc.(a)
01/15/2030	4.750%		455,000	491,815
Yum! Brands, Inc.
03/15/2031	3.625%		355,000	355,021
Total				2,278,107
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%		180,000	210,568
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Carvana Co.(a)
10/01/2028	5.875%		260,000	263,760
Total				474,328
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		20,000	21,874
Supranational 0.5%
Asian Development Bank
03/09/2022	5.000%	AUD	165,000	128,577
European Financial Stability Facility(a)
05/23/2023	1.875%	EUR	66,000	83,742
10/17/2023	0.125%	EUR	330,000	402,323
European Investment Bank(a)
05/12/2022	1.500%	NOK	2,060,000	235,491
European Investment Bank(a),(b)
SOFR + 0.350% 06/29/2023	0.404%	GBP	115,000	154,095
International Bank for Reconstruction & Development
01/13/2021	2.800%	AUD	190,000	139,890
01/22/2021	3.500%	NZD	190,000	133,816
08/20/2021	7.450%	IDR	740,000,000	53,577
10/06/2021	4.625%	NZD	230,000	167,126
01/25/2022	3.375%	NZD	385,000	279,375
01/16/2025	1.900%	CAD	295,000	239,085
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	186,736
Nordic Investment Bank
01/24/2022	1.500%	NOK	1,000,000	113,940
Total				2,317,773
Technology 1.2%
Alphabet, Inc.
08/15/2030	1.100%		155,000	153,851
Apple, Inc.
05/24/2025	0.875%	EUR	300,000	375,518
Broadcom, Inc.
04/15/2029	4.750%		308,000	366,527
11/15/2030	4.150%		195,000	226,332
Camelot Finance SA(a)
11/01/2026	4.500%		80,000	83,684
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	36,534
CoStar Group, Inc.(a)
07/15/2030	2.800%		115,000	120,579
Dell International LLC/EMC Corp.(a)
10/01/2026	4.900%		35,000	40,898
07/15/2046	8.350%		154,000	223,318

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
EIG Investors Corp.
02/01/2024	10.875%		1,506,000	1,564,090
Equinix, Inc.
09/15/2025	1.000%		135,000	135,208
11/18/2029	3.200%		115,000	126,938
07/15/2030	2.150%		156,000	159,467
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	264,497
12/03/2028	1.000%	EUR	100,000	125,429
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	126,430
Gartner, Inc.(a)
10/01/2030	3.750%		5,000	5,201
Intel Corp.
03/25/2050	4.750%		185,000	262,054
J2 Global, Inc.(a)
10/15/2030	4.625%		70,000	72,662
MSCI, Inc.(a)
08/01/2026	4.750%		55,000	57,050
11/15/2029	4.000%		225,000	240,732
09/01/2030	3.625%		65,000	67,975
02/15/2031	3.875%		160,000	168,896
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%		630,000	674,154
SS&C Technologies, Inc.(a)
09/30/2027	5.500%		90,000	96,379
Total				5,774,403
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%		100,000	112,170
Reynolds American, Inc.
08/15/2045	5.850%		510,000	650,526
Total				762,696
Transportation Services 0.0%
Adani Ports & Special Economic Zone Ltd.(a)
01/19/2022	3.950%		200,000	204,670
Wireless 1.0%
American Tower Corp.
01/15/2022	2.250%		200,000	204,075
05/22/2026	1.950%	EUR	100,000	130,329
01/15/2028	0.500%	EUR	100,000	119,946
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	122,312
Crown Castle International Corp.
02/15/2028	3.800%		326,000	371,719
01/15/2031	2.250%		65,000	67,204
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	215,570
SBA Communications Corp.(a)
02/15/2027	3.875%		435,000	447,988
Sprint Corp.
09/15/2023	7.875%		193,000	222,725
06/15/2024	7.125%		35,000	40,722
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		155,500	157,141
03/20/2025	4.738%		345,000	373,052
03/20/2028	5.152%		125,000	144,975
T-Mobile USA, Inc.
03/01/2023	6.000%		4,000	4,010
04/15/2024	6.000%		133,000	135,522
01/15/2026	6.500%		135,000	140,238
02/01/2026	4.500%		184,000	188,938
02/01/2028	4.750%		153,000	164,360
T-Mobile USA, Inc.(a)
04/15/2027	3.750%		120,000	135,602
04/15/2030	3.875%		263,000	301,646
04/15/2040	4.375%		175,000	213,822
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	196,288
01/31/2031	4.250%		430,000	442,180
Vodafone Group PLC
05/30/2048	5.250%		230,000	313,986
06/19/2049	4.875%		20,000	26,124
09/17/2050	4.250%		75,000	92,095
Total				4,972,569
Wirelines 0.8%
AT&T, Inc.
05/15/2035	4.500%		35,000	42,436
03/01/2037	5.250%		45,000	58,325
06/15/2044	4.800%		596,000	749,411
05/15/2046	4.750%		40,000	49,491
02/01/2052	3.300%		80,000	79,344
AT&T, Inc.(a)
09/15/2053	3.500%		118,000	120,959
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	215,460
Cincinnati Bell, Inc.(a)
07/15/2024	7.000%		1,211,000	1,256,559
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	202,938
GCI LLC(a)
10/15/2028	4.750%		50,000	52,528
HC2 Holdings, Inc.(a)
12/01/2021	11.500%		105,000	103,688

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
01/15/2024	5.375%		45,000	45,315
05/01/2025	5.375%		95,000	97,774
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		35,000	36,488
Qwest Corp.
12/01/2021	6.750%		90,000	94,555
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	210,333
Verizon Communications, Inc.
09/21/2028	4.329%		273,000	331,364
09/18/2030	1.500%		120,000	118,679
Total				3,865,647
Total Corporate Bonds & Notes (Cost $89,466,832)				94,452,327

Foreign Government Obligations(k),(p) 6.1%

Australia 0.1%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	310,000	228,083
New South Wales Treasury Corp.(a)
02/08/2024	1.000%	AUD	255,000	191,799
Total				419,882
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	220,000	284,471
Azerbaijan 0.1%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%		200,000	240,606
Brazil 0.0%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	690,000	148,992
Petrobras Global Finance BV
01/27/2028	5.999%		50,000	58,370
Total				207,362
Canada 0.5%
Canada Housing Trust No. 1(a)
06/15/2025	0.950%	CAD	285,000	222,972
12/15/2025	1.950%	CAD	845,000	692,438
Canadian Government Bond
09/01/2024	1.500%	CAD	495,000	397,581
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		20,000	20,846
Foreign Government Obligations(k),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of Alberta
12/01/2023	3.400%	CAD	120,000	100,369
Province of Ontario
06/02/2028	2.900%	CAD	245,000	212,694
06/02/2045	3.450%	CAD	215,000	211,230
Province of Quebec
09/01/2023	3.000%	CAD	325,000	267,808
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	144,991
04/07/2025	0.200%	EUR	180,000	220,304
Total				2,491,233
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%		300,000	333,157
Colombia 0.2%
Colombia Government International Bond
02/26/2024	4.000%		215,000	230,838
04/25/2027	3.875%		200,000	219,232
06/15/2045	5.000%		200,000	240,918
Colombian TES
07/24/2024	10.000%	COP	723,000,000	244,672
Total				935,660
Dominican Republic 0.1%
Dominican Republic International Bond(a)
07/19/2028	6.000%		150,000	170,933
01/30/2030	4.500%		200,000	209,966
Total				380,899
Germany 0.1%
Kreditanstalt fuer Wiederaufbau
08/15/2023	2.125%	EUR	230,000	295,247
Greece 0.1%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	151,000	199,671
06/18/2030	1.500%	EUR	215,000	276,905
Total				476,576
India 0.1%
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	212,981
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	274,979
Total				487,960

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(k),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 1.0%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	284,556
07/18/2024	2.150%	EUR	200,000	252,884
Indonesia Government International Bond
10/15/2030	3.850%		200,000	234,217
Indonesia Treasury Bond
03/15/2024	8.375%	IDR	2,201,000,000	172,260
06/15/2025	6.500%	IDR	7,027,000,000	526,656
09/15/2026	8.375%	IDR	3,564,000,000	286,979
05/15/2027	7.000%	IDR	2,047,000,000	154,269
05/15/2028	6.125%	IDR	2,189,000,000	155,845
03/15/2029	9.000%	IDR	1,012,000,000	84,384
05/15/2029	8.250%	IDR	1,034,000,000	83,360
09/15/2030	7.000%	IDR	4,827,000,000	362,541
05/15/2031	8.750%	IDR	2,700,000,000	224,752
08/15/2032	7.500%	IDR	340,000,000	25,708
05/15/2033	6.625%	IDR	509,000,000	36,037
06/15/2035	7.500%	IDR	1,095,000,000	83,453
05/15/2038	7.500%	IDR	1,751,000,000	129,804
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	309,322
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	243,060
11/15/2028	6.530%		400,000	498,345
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	141,153
PT Pertamina Persero(a)
05/20/2023	4.300%		270,000	290,320
08/25/2030	3.100%		200,000	214,184
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		80,000	88,953
Total				4,883,042
Ireland 0.2%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	175,000	230,861
03/18/2024	3.400%	EUR	180,000	243,597
05/15/2029	1.100%	EUR	200,000	268,526
Total				742,984
Israel 0.0%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	228,380
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(a)
08/01/2023	4.750%	EUR	175,000	237,378
07/01/2025	1.850%	EUR	345,000	447,376
Foreign Government Obligations(k),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	199,414
Total				884,168
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	94,650,000	915,734
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	263,840
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	975,000	243,071
09/30/2024	4.059%	MYR	975,000	256,230
03/14/2025	3.882%	MYR	545,000	142,236
11/16/2027	3.899%	MYR	650,000	172,557
06/15/2028	3.733%	MYR	375,000	98,373
04/15/2033	3.844%	MYR	1,223,000	315,321
07/05/2034	3.828%	MYR	400,000	101,806
Total				1,329,594
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	206,810
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(m)
Subordinated
08/11/2026	3.800%		200,000	200,925
Mexico Government International Bond
05/29/2031	7.750%	MXN	3,130,000	178,882
Petroleos Mexicanos
01/28/2031	5.950%		100,000	93,034
06/15/2035	6.625%		115,000	106,083
09/21/2047	6.750%		100,000	85,699
01/23/2050	7.690%		175,000	161,366
01/28/2060	6.950%		70,000	60,023
Total				886,012
Netherlands 0.3%
BNG Bank NV(a)
06/07/2024	0.250%	EUR	85,000	104,221
Petrobras Global Finance BV
02/01/2029	5.750%		100,000	115,633
01/15/2030	5.093%		802,000	880,376
03/19/2049	6.900%		235,000	284,589
Total				1,384,819

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(k),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	0.560%	NOK	2,000,000	225,885
3-month NIBOR + 0.340% 06/19/2024	0.610%	NOK	2,000,000	226,186
Norway Government Bond(a)
05/25/2021	3.750%	NOK	3,730,000	426,575
05/24/2023	2.000%	NOK	4,870,000	570,795
Total				1,449,441
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%		200,000	219,296
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	230,194
Peru 0.1%
Peruvian Government International Bond
06/20/2030	2.844%		265,000	288,842
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	258,688
Total				547,530
Philippines 0.1%
Philippine Government International Bond
01/15/2021	4.950%	PHP	12,000,000	249,781
05/17/2027	0.875%	EUR	305,000	369,357
Total				619,138
Portugal 0.3%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	438,191
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	295,000	357,798
10/15/2025	2.875%	EUR	125,000	173,525
10/15/2027	0.700%	EUR	90,000	114,472
10/18/2030	0.475%	EUR	470,000	585,151
Total				1,669,137
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	265,858
06/02/2046	4.625%		433,000	583,096
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	213,911
Total				1,062,865
Foreign Government Obligations(k),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		200,000	231,547
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		245,000	270,467
Saudi Government International Bond(a)
10/22/2025	2.900%		200,000	214,894
03/04/2028	3.625%		200,000	223,228
01/21/2055	3.750%		200,000	222,534
Total				931,123
Singapore 0.2%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	204,166
Singapore Government Bond
04/01/2022	1.750%	SGD	550,000	418,260
06/01/2025	2.375%	SGD	165,000	133,609
Total				756,035
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	308,630
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	180,000	220,861
07/30/2027	0.800%	EUR	175,000	223,318
Total				444,179
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	380,000	461,393
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	234,627
United Arab Emirates 0.3%
Abu Dhabi Government International Bond(a)
09/02/2023	0.750%		120,000	120,151
04/16/2025	2.500%		200,000	213,522
09/30/2029	2.500%		200,000	215,530
04/16/2030	3.125%		200,000	226,329
03/02/2031	1.700%		205,000	205,390
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	227,613
Total				1,208,535

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(k),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.1%
United Kingdom Gilt(a)
09/07/2021	3.750%	GBP	95,000	130,316
07/22/2022	0.500%	GBP	195,000	262,194
Total				392,510
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		51,247	60,149
01/23/2031	4.375%		125,000	151,348
Total				211,497
Total Foreign Government Obligations (Cost $27,964,859)				29,256,113

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2030	0.125%		475,475	523,904
Total Inflation-Indexed Bonds (Cost $506,023)				523,904

Municipal Bonds 0.6%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.1%
City & County of Denver Airport System
Refunding Revenue Bonds
Series 2020C
11/15/2030	2.237%		145,000	146,749
Greater Orlando Aviation Authority(q)
Revenue Bonds
Series 2019A
10/01/2044	5.000%		60,000	74,141
San Francisco City & County Airport Commission - San Francisco International Airport(q)
Revenue Bonds
Series 2019A
05/01/2049	5.000%		260,000	318,861
Total				539,751
Higher Education 0.0%
Indiana University
Taxable Refunding Revenue Bonds
Series 2020B
06/01/2060	3.067%		120,000	132,865
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	390,000	422,655
Local General Obligation 0.1%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	317,753
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	321,155
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017B-1
08/01/2038	4.000%	200,000	229,940
New York State Dormitory Authority
Refunding Revenue Bonds
Group 4
Series 2020A
03/15/2044	4.000%	190,000	223,898
Total			453,838
State General Obligation 0.0%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2048	3.000%	155,000	169,032
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	296,175

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
New York City Water & Sewer System
Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	3.000%	220,000	235,149
Total Municipal Bonds (Cost $2,713,224)			2,888,373

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
Wells Fargo & Co.(m)
12/31/2049	5.850%	11,985	312,928
Total Preferred Debt (Cost $321,963)			312,928

Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Financials 0.2%
Banks 0.2%
U.S. Bancorp(m)	3.500%	480	432,240
U.S. Bancorp	5.500%	8,300	233,977
Valley National Bancorp(m)	5.500%	6,350	161,925
Total			828,142
Insurance 0.0%
National General Holdings Corp.	7.500%	3,496	88,868
Total Financials			917,010
Utilities 0.1%
Electric Utilities 0.1%
American Electric Power Co., Inc.	6.125%	7,700	388,619
Total Utilities			388,619
Total Preferred Stocks (Cost $1,311,346)			1,305,629

Residential Mortgage-Backed Securities - Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	0.600%	323,671	326,222
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	1.149%	229,286	230,307
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	0.600%	190,394	191,631
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	1.250%	378,157	379,884
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	0.550%	315,613	318,058
Government National Mortgage Association(e)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	1,335,927	192,427
CMO Series 2018-63 Class IO
09/20/2047	4.000%	1,619,563	211,617
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	0.547%	343,300	345,697
Government National Mortgage Association(d)
CMO Series 2020-133 Class FA
02/20/2049	0.549%	223,464	223,738
Uniform Mortgage-Backed Security TBA(c)
01/13/2044- 12/14/2050	2.500%	5,100,000	5,337,173
12/14/2050- 01/14/2051	2.000%	8,025,000	8,328,109
Total Residential Mortgage-Backed Securities - Agency (Cost $16,239,676)			16,084,863

Residential Mortgage-Backed Securities - Non-Agency 8.1%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	1.400%	820,674	707,918
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	0.790%	321,967	319,636

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alternative Loan Trust(d)
CMO Series 2005-43 Class 1A
10/25/2035	2.889%	326,512	313,762
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 09/25/2047	0.370%	618,110	571,447
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	2.257%	277,432	281,996
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	169,459	173,498
CMO Series 2019-2 Class A1
04/25/2049	3.347%	238,096	245,082
CMO Series 2019-3 Class A1
10/25/2048	2.962%	129,839	132,684
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	1.095%	303,842	302,920
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 11.000% 04/20/2035	0.822%	656,181	648,992
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.587%	174,238	175,452
Banc of America Funding Trust(a),(d)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	142,127	142,072
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.409%	925,000	891,485
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	0.000%	185,740	185,068
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	0.599%	579,208	571,956
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	0.975%	788,770	794,085
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	0.330%	432,853	374,648
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	0.360%	669,276	625,550
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	0.300%	453,757	415,353
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	0.870%	523,672	515,640
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.610% Floor 0.610% 10/25/2035	1.065%	710,000	704,908
CIM Trust(a),(d)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	558,441	577,198
Citigroup Mortgage Loan Trust, Inc.(d)
CMO Series 2006-AR2 Class 1A1
03/25/2036	3.608%	354,745	313,937
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	0.690%	393,751	392,805
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	1.005%	241,072	240,879
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	1.050%	209,027	204,232
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	0.950%	415,521	405,226

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2019-RPL4 Class A1
08/26/2058	3.512%	578,612	580,840
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	213,334	215,339
CMO Series 20154R Class 5A1
10/27/2036	3.000%	167,199	168,225
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	109,395	112,113
CSMC Trust(a),(d)
CMO Series 2011-5R Class 6A9
11/27/2037	3.253%	221,167	220,752
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	0.855%	802,104	798,342
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	0.610%	850,000	839,270
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	1.050%	653,100	653,364
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	0.560%	518,915	513,228
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.889%	277,578	273,420
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	0.930%	566,930	557,086
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	1.350%	40,280	40,349
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	0.900%	70,891	70,851
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	0.810%	763,932	757,575
GMACM Mortgage Loan Trust(d)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.589%	610,872	534,228
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	0.810%	810,000	795,218
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	0.380%	546,013	537,973
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	0.290%	966,650	701,768
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	0.350%	700,298	625,922
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	0.850%	359,395	357,721
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.130% Floor 0.130% 12/25/2036	0.410%	1,410,288	729,821
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	0.850%	608,638	605,815
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 11.500% 02/25/2037	0.420%	739,069	668,861
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.220% Floor 0.220% 04/25/2046	0.370%	448,584	413,990

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.210% Floor 0.210% 04/25/2046	0.360%	336,721	309,952
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	0.490%	305,591	293,674
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.540%	598,467	594,135
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	0.430%	1,103,000	947,421
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	711,815	714,830
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	680,018	556,236
Lehman XS Trust(b)
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	2.763%	631,743	627,188
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	1.000%	591,826	577,487
MASTR Adjustable Rate Mortgages Trust(b)
Subordinated CMO Series 2004-14 Class B1
1-month USD LIBOR + 2.150% Floor 2.150% 01/25/2035	2.300%	600,000	618,056
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.990% 06/25/2035	1.140%	672,400	657,786
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	271,715	287,843
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	0.930%	563,978	554,950
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	0.410%	909,015	767,747
Nomura Resecuritization Trust(a),(d)
CMO Series 2014-3R Class 3A9
11/26/2035	0.645%	279,056	278,770
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% Floor 0.160% 03/26/2037	2.311%	49,505	49,287
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	0.810%	282,129	281,874
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	0.320%	1,069,874	732,809
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	0.530%	519,322	480,911
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	0.340%	490,845	454,765
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.470%	560,555	534,673
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	1.110%	398,748	397,080
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	0.975%	656,601	654,492
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.495%, Cap 14.000% 05/25/2036	0.645%	720,000	696,448

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	0.290%	600,485	583,085
Stanwich Mortgage(a),(d)
CMO Series 2019-RPL1 Class A
03/15/2049	3.720%	588,438	562,350
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	0.450%	390,195	390,037
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.220% Floor 0.220% 05/25/2037	0.590%	571,452	540,724
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	0.950%	565,619	556,398
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	0.890%	580,537	573,127
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	0.750%	297,217	295,258
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	100,581	107,298
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	1.561%	326,686	297,254
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	0.825%	74,387	74,488
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $38,708,489)			39,048,933
Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Stemline Therapeutics, Inc.(f),(i),(j),(r)	125,075	43,176
Total Health Care		43,176
Total Rights (Cost $—)		43,176

Treasury Bills 5.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 5.2%
U.S. Cash Management Bills
01/26/2021	0.080%	150,000	149,982
02/16/2021	0.070%	1,490,000	1,489,762
02/23/2021	0.080%	1,035,000	1,034,812
U.S. Treasury Bills
12/22/2020	0.060%	1,225,000	1,224,956
01/07/2021	0.080%	700,000	699,945
01/12/2021	0.080%	900,000	899,915
01/14/2021	0.070%	1,805,000	1,804,849
01/21/2021	0.060%	1,745,000	1,744,858
01/28/2021	0.070%	3,388,000	3,387,599
02/04/2021	0.080%	3,715,000	3,714,471
02/11/2021	0.070%	2,171,000	2,170,676
02/18/2021	0.070%	187,000	186,970
02/25/2021	0.080%	3,241,000	3,240,385
03/04/2021	0.080%	1,153,000	1,152,751
03/11/2021	0.080%	1,850,000	1,849,592
05/27/2021	0.090%	501,000	500,780
Total			25,252,303
Total Treasury Bills (Cost $25,250,692)			25,252,303

U.S. Treasury Obligations 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2022	0.125%	250,000	249,883
01/31/2024	2.500%	350,000	375,430
02/29/2024	2.375%	300,000	321,047
10/31/2025	0.250%	350,000	348,223
11/30/2025	0.375%	245,000	245,172
04/30/2026	2.375%	190,000	209,994
11/15/2026	2.000%	440,000	479,187
02/15/2029	2.625%	230,000	265,003
05/15/2029	2.375%	980,000	1,111,841
02/15/2038	4.375%	905,000	1,362,166
11/15/2042	2.750%	535,000	671,676
02/15/2049	3.000%	1,110,000	1,485,666

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2050	2.000%	380,000	419,425
Total U.S. Treasury Obligations (Cost $6,547,151)			7,544,713

Options Purchased Calls 0.0%
Value ($)
(Cost $54,919)	64,875

Options Purchased Puts 0.0%

(Cost $85,777)	8,527

Money Market Funds 28.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(s),(t)	136,578,816	136,565,158
Total Money Market Funds (Cost $136,572,054)		136,565,158
Total Investments in Securities (Cost $475,874,901)		486,868,333

Investments in Securities Sold Short

Common Stocks (5.5)%
Issuer	Shares	Value ($)
Communication Services (0.1)%
Diversified Telecommunication Services (0.0)%
Cincinnati Bell, Inc.(f)	(11,149)	(169,576)
Entertainment (0.1)%
Take-Two Interactive Software, Inc.(f)	(1,430)	(258,130)
Total Communication Services		(427,706)
Consumer Discretionary (1.0)%
Automobiles (0.2)%
Peugeot SA(f)	(43,292)	(1,015,687)
Internet & Direct Marketing Retail (0.8)%
Just Eat Takeaway.com NV(f)	(34,431)	(3,664,216)
Total Consumer Discretionary		(4,679,903)

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (0.7)%
Oil, Gas & Consumable Fuels (0.7)%
ConocoPhillips Co.	(63,901)	(2,527,924)
Devon Energy Corporation	(36,396)	(509,180)
Pioneer Natural Resources Co.	(5,306)	(533,677)
Total		(3,570,781)
Total Energy		(3,570,781)
Financials (2.1)%
Banks (0.2)%
First Citizens BancShares, Inc., Class A	(2,199)	(1,162,369)
Capital Markets (0.8)%
Morgan Stanley	(57,691)	(3,567,035)
S&P Global, Inc.	(900)	(316,602)
Total		(3,883,637)
Insurance (1.1)%
Aon PLC, Class A	(25,198)	(5,162,818)
Total Financials		(10,208,824)
Information Technology (1.6)%
Semiconductors & Semiconductor Equipment (1.6)%
Advanced Micro Devices, Inc.(f)	(57,425)	(5,321,000)
Analog Devices, Inc.	(18,285)	(2,543,078)
Total		(7,864,078)
Total Information Technology		(7,864,078)
Total Common Stocks (Proceeds $23,793,172)		(26,751,292)

26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Exchange-Traded Equity Funds (0.1)%
Issuer	Shares	Value ($)
Financials (0.1)%
Diversified Financial Services (0.1)%
iShares Russell 2000 Growth ETF	(817)	(214,536)
iShares Russell 2000 Value ETF	(524)	(64,253)
Total		(278,789)
Total Financials		(278,789)
Total Exchange-Traded Equity Funds (Proceeds $247,616)		(278,789)
Total Investments in Securities Sold Short (Proceeds $24,040,788)		(27,030,081)
Total Investments in Securities, Net of Securities Sold Short		459,838,252
Other Assets & Liabilities, Net		21,508,050
Net Assets		481,346,302
At November 30, 2020, securities and/or cash totaling $61,231,861 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
636,842 AUD	690,190 NZD	ANZ Securities	01/27/2021	16,261	—
3,272,333 AUD	2,360,549 USD	ANZ Securities	01/27/2021	—	(42,877)
270,082 CAD	312,500 NZD	ANZ Securities	01/27/2021	11,106	—
26,465,834 JPY	254,000 USD	ANZ Securities	01/27/2021	207	—
685,089 NZD	635,000 AUD	ANZ Securities	01/27/2021	—	(14,037)
1,623,710 NZD	1,098,172 USD	ANZ Securities	01/27/2021	—	(40,468)
583,966 USD	826,769 AUD	ANZ Securities	01/27/2021	23,270	—
420,096 USD	639,678 NZD	ANZ Securities	01/27/2021	28,484	—
1,243,269 CAD	940,000 USD	CIBC	01/27/2021	—	(17,661)
44,800 EUR	53,230 USD	CIBC	01/27/2021	—	(301)
315,800 GBP	619,189 NZD	CIBC	01/27/2021	12,889	—
950,000 NZD	834,598 CAD	CIBC	01/27/2021	—	(23,324)
1,803,750 USD	2,382,574 CAD	CIBC	01/27/2021	31,491	—
149,321 USD	226,092 NZD	CIBC	01/27/2021	9,228	—
984,500 AUD	718,412 USD	Citi	12/16/2020	—	(4,389)
686,000 BRL	128,894 USD	Citi	12/16/2020	870	—
4,819,500 BRL	861,498 USD	Citi	12/16/2020	—	(37,930)
9,823,000 CAD	7,475,777 USD	Citi	12/16/2020	—	(88,947)
187,500 CHF	208,677 USD	Citi	12/16/2020	2,213	—
5,341,500 CHF	5,844,159 USD	Citi	12/16/2020	—	(37,594)
11,683,000 CLP	15,412 USD	Citi	12/16/2020	72	—
386,426,000 CLP	491,045 USD	Citi	12/16/2020	—	(16,313)
2,405,024,040 COP	623,392 USD	Citi	12/16/2020	—	(44,933)
1,381,500 EUR	1,630,704 USD	Citi	12/16/2020	—	(18,102)
1,482,500 GBP	1,924,056 USD	Citi	12/16/2020	—	(52,906)
299,606,496 HUF	1,004,008 USD	Citi	12/16/2020	7,701	—
355,774,000 HUF	1,168,726 USD	Citi	12/16/2020	—	(14,360)
3,384,190,500 IDR	240,321 USD	Citi	12/16/2020	1,292	—
20,051,440,620 IDR	1,358,826 USD	Citi	12/16/2020	—	(57,427)
3,250,500 ILS	954,866 USD	Citi	12/16/2020	—	(27,848)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
33,850,000 INR	457,464 USD	Citi	12/16/2020	1,016	—
98,470,501 INR	1,315,987 USD	Citi	12/16/2020	—	(11,833)
67,801,024 JPY	652,987 USD	Citi	12/16/2020	3,303	—
232,069,000 JPY	2,196,299 USD	Citi	12/16/2020	—	(27,436)
526,020,500 KRW	475,255 USD	Citi	12/16/2020	325	—
5,378,322,016 KRW	4,796,850 USD	Citi	12/16/2020	—	(59,091)
374,500 MXN	18,614 USD	Citi	12/16/2020	112	—
20,237,500 MXN	906,440 USD	Citi	12/16/2020	—	(93,347)
34,878,500 NOK	3,764,002 USD	Citi	12/16/2020	—	(157,169)
7,027,500 NZD	4,694,905 USD	Citi	12/16/2020	—	(232,942)
49,718,000 PHP	1,026,148 USD	Citi	12/16/2020	—	(6,818)
2,136,500 PLN	571,250 USD	Citi	12/16/2020	1,947	—
18,111,000 PLN	4,696,268 USD	Citi	12/16/2020	—	(129,683)
69,356,500 SEK	7,893,898 USD	Citi	12/16/2020	—	(195,927)
1,513,500 SGD	1,110,941 USD	Citi	12/16/2020	—	(17,576)
63,040,500 TWD	2,220,415 USD	Citi	12/16/2020	8,571	—
17,209,000 TWD	594,002 USD	Citi	12/16/2020	—	(9,795)
715,309 USD	984,500 AUD	Citi	12/16/2020	7,492	—
846,691 USD	4,641,000 BRL	Citi	12/16/2020	19,425	—
163,206 USD	864,500 BRL	Citi	12/16/2020	—	(1,871)
7,490,286 USD	9,823,000 CAD	Citi	12/16/2020	74,438	—
2,675,379 USD	2,437,000 CHF	Citi	12/16/2020	8,106	—
3,419,369 USD	3,092,000 CHF	Citi	12/16/2020	—	(14,636)
315,594 USD	243,868,000 CLP	Citi	12/16/2020	4,593	—
203,832 USD	154,241,000 CLP	Citi	12/16/2020	—	(1,321)
646,317 USD	2,405,024,040 COP	Citi	12/16/2020	22,008	—
1,635,120 USD	1,381,500 EUR	Citi	12/16/2020	13,685	—
1,646,801 USD	1,275,500 GBP	Citi	12/16/2020	54,120	—
276,618 USD	207,000 GBP	Citi	12/16/2020	—	(577)
2,128,743 USD	655,380,496 HUF	Citi	12/16/2020	50,652	—
1,583,780 USD	23,435,631,120 IDR	Citi	12/16/2020	71,502	—
959,363 USD	3,250,500 ILS	Citi	12/16/2020	23,352	—
799,224 USD	59,620,001 INR	Citi	12/16/2020	4,718	—
983,533 USD	72,700,500 INR	Citi	12/16/2020	—	(3,208)
2,225,034 USD	233,747,024 JPY	Citi	12/16/2020	14,780	—
635,354 USD	66,123,000 JPY	Citi	12/16/2020	—	(1,750)
4,669,226 USD	5,524,798,016 KRW	Citi	12/16/2020	318,965	—
342,810 USD	379,544,500 KRW	Citi	12/16/2020	—	(130)
962,972 USD	20,612,000 MXN	Citi	12/16/2020	55,316	—
3,536,908 USD	32,063,500 NOK	Citi	12/16/2020	67,790	—
319,636 USD	2,815,000 NOK	Citi	12/16/2020	—	(3,163)
4,709,336 USD	7,027,500 NZD	Citi	12/16/2020	218,511	—
1,020,317 USD	49,718,000 PHP	Citi	12/16/2020	12,649	—
5,065,741 USD	19,144,500 PLN	Citi	12/16/2020	35,602	—
298,046 USD	1,103,000 PLN	Citi	12/16/2020	—	(4,135)
7,913,248 USD	69,356,500 SEK	Citi	12/16/2020	176,577	—
1,110,958 USD	1,513,500 SGD	Citi	12/16/2020	17,559	—
1,593,419 USD	46,090,500 TWD	Citi	12/16/2020	23,716	—
1,203,231 USD	34,159,000 TWD	Citi	12/16/2020	—	(4,726)
5,244,574 USD	87,297,000 ZAR	Citi	12/17/2020	380,250	—
107,111 USD	1,644,000 ZAR	Citi	12/17/2020	—	(1,183)
2,054,500 ZAR	132,647 USD	Citi	12/17/2020	269	—
86,886,500 ZAR	5,089,225 USD	Citi	12/17/2020	—	(509,150)
314,474 AUD	225,496 USD	Citi	01/27/2021	—	(5,475)
820,527 CAD	940,000 NZD	Citi	01/27/2021	27,150	—
1,660,556 CAD	1,265,000 USD	Citi	01/27/2021	—	(14,088)
2,721,576 EUR	3,215,421 USD	Citi	01/27/2021	—	(36,580)
141,586 GBP	185,004 USD	Citi	01/27/2021	—	(3,892)
28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
39,704,886 JPY	381,667 USD	Citi	01/27/2021	918	—
33,113,294 JPY	317,500 USD	Citi	01/27/2021	—	(39)
313,750 NZD	276,582 CAD	Citi	01/27/2021	—	(6,975)
615,870 NZD	316,250 GBP	Citi	01/27/2021	—	(9,961)
633,750 USD	838,885 CAD	Citi	01/27/2021	12,423	—
803,363 USD	678,161 EUR	Citi	01/27/2021	6,969	—
1,572,840 USD	1,208,077 GBP	Citi	01/27/2021	38,907	—
633,333 USD	66,590,863 JPY	Citi	01/27/2021	5,237	—
633,333 USD	66,002,978 JPY	Citi	01/27/2021	—	(400)
176,672 USD	268,986 NZD	Citi	01/27/2021	11,956	—
410,939 USD	563,910 SGD	Citi	01/27/2021	9,543	—
334,500 BRL	61,866 USD	Citi	03/17/2021	—	(411)
4,366,500 CAD	3,345,621 USD	Citi	03/17/2021	—	(18,111)
78,000 CHF	85,970 USD	Citi	03/17/2021	—	(165)
38,250,000 CLP	50,041 USD	Citi	03/17/2021	—	(269)
65,304,040 COP	17,760 USD	Citi	03/17/2021	—	(317)
221,500 EUR	263,948 USD	Citi	03/17/2021	—	(998)
313,000 GBP	418,821 USD	Citi	03/17/2021	1,146	—
126,225,496 HUF	415,037 USD	Citi	03/17/2021	—	(4,472)
460,148,500 IDR	32,282 USD	Citi	03/17/2021	84	—
437,000 INR	5,861 USD	Citi	03/17/2021	22	—
1,236,000 INR	16,455 USD	Citi	03/17/2021	—	(60)
245,535,500 JPY	2,362,743 USD	Citi	03/17/2021	6,822	—
30,355,000 JPY	290,765 USD	Citi	03/17/2021	—	(492)
614,001,500 KRW	555,826 USD	Citi	03/17/2021	2,190	—
148,967,000 KRW	133,838 USD	Citi	03/17/2021	—	(484)
8,533,000 NOK	951,144 USD	Citi	03/17/2021	—	(8,282)
130,500 NZD	91,440 USD	Citi	03/17/2021	—	(74)
3,288,000 PHP	68,153 USD	Citi	03/17/2021	87	—
3,458,500 PHP	71,308 USD	Citi	03/17/2021	—	(288)
7,861,000 PLN	2,091,512 USD	Citi	03/17/2021	—	(4,191)
1,102,500 SEK	129,722 USD	Citi	03/17/2021	953	—
2,990,500 SEK	348,282 USD	Citi	03/17/2021	—	(1,000)
47,000 SGD	35,033 USD	Citi	03/17/2021	—	(17)
3,597,500 TWD	128,525 USD	Citi	03/17/2021	518	—
66,214 USD	90,500 AUD	Citi	03/17/2021	273	—
337,085 USD	457,500 AUD	Citi	03/17/2021	—	(978)
24,272 USD	131,000 BRL	Citi	03/17/2021	118	—
24,273 USD	130,000 BRL	Citi	03/17/2021	—	(70)
1,873,413 USD	2,433,000 CAD	Citi	03/17/2021	848	—
156,748 USD	120,859,996 CLP	Citi	03/17/2021	2,216	—
732 USD	2,660,000 COP	Citi	03/17/2021	4	—
264,922 USD	221,500 EUR	Citi	03/17/2021	25	—
418,818 USD	313,000 GBP	Citi	03/17/2021	—	(1,142)
78,885 USD	23,883,500 HUF	Citi	03/17/2021	492	—
306,186 USD	4,382,292,120 IDR	Citi	03/17/2021	460	—
197,063 USD	657,000 ILS	Citi	03/17/2021	1,766	—
145,346 USD	10,900,898 INR	Citi	03/17/2021	309	—
53,646 USD	4,013,500 INR	Citi	03/17/2021	—	(19)
2,662,091 USD	275,890,524 JPY	Citi	03/17/2021	—	(14,912)
3,239,891 USD	3,600,715,516 KRW	Citi	03/17/2021	6,824	—
28,414 USD	578,000 MXN	Citi	03/17/2021	—	(135)
490,277 USD	4,339,000 NOK	Citi	03/17/2021	—	(2,413)
190,373 USD	273,000 NZD	Citi	03/17/2021	1,072	—
459,611 USD	22,287,000 PHP	Citi	03/17/2021	1,763	—
485,601 USD	1,820,500 PLN	Citi	03/17/2021	—	(265)
2,254,148 USD	19,363,000 SEK	Citi	03/17/2021	7,393	—
11,161 USD	15,000 SGD	Citi	03/17/2021	25	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
75,091 USD	100,500 SGD	Citi	03/17/2021	—	(144)
610,057 USD	17,110,500 TWD	Citi	03/17/2021	—	(1,225)
149,326 USD	2,312,000 ZAR	Citi	03/17/2021	—	(1,975)
1,644,000 ZAR	105,934 USD	Citi	03/17/2021	1,156	—
1,175,100 AUD	854,888 USD	Goldman Sachs	12/15/2020	—	(7,837)
19,600 CAD	15,121 USD	Goldman Sachs	12/15/2020	28	—
3,687,200 CAD	2,811,700 USD	Goldman Sachs	12/15/2020	—	(27,797)
31,000 CHF	34,224 USD	Goldman Sachs	12/15/2020	90	—
1,603,000 CHF	1,759,295 USD	Goldman Sachs	12/15/2020	—	(5,753)
6,900 EUR	8,248 USD	Goldman Sachs	12/15/2020	13	—
2,148,200 EUR	2,539,640 USD	Goldman Sachs	12/15/2020	—	(24,115)
1,218,325 GBP	1,588,322 USD	Goldman Sachs	12/15/2020	—	(36,321)
1,287,500 NZD	868,970 USD	Goldman Sachs	12/15/2020	—	(33,853)
4,641,700 PLN	1,203,185 USD	Goldman Sachs	12/15/2020	—	(33,653)
3,621,600 SEK	415,108 USD	Goldman Sachs	12/15/2020	—	(7,307)
9,382 USD	12,900 AUD	Goldman Sachs	12/15/2020	88	—
1,905,772 USD	2,504,100 CAD	Goldman Sachs	12/15/2020	22,625	—
1,774,397 USD	1,618,500 CHF	Goldman Sachs	12/15/2020	7,718	—
17,117 USD	15,500 CHF	Goldman Sachs	12/15/2020	—	(50)
2,823,506 USD	2,398,100 EUR	Goldman Sachs	12/15/2020	38,492	—
17,817 USD	14,900 EUR	Goldman Sachs	12/15/2020	—	(35)
285,392 USD	215,271 GBP	Goldman Sachs	12/15/2020	1,673	—
856,656 USD	1,287,500 NZD	Goldman Sachs	12/15/2020	46,167	—
17,669 USD	66,700 PLN	Goldman Sachs	12/15/2020	104	—
412,548 USD	3,621,600 SEK	Goldman Sachs	12/15/2020	9,867	—
5,854,036 MXN	267,299 USD	Goldman Sachs	01/21/2021	—	(20,764)
919,253 EUR	1,104,277 USD	Goldman Sachs	01/27/2021	5,866	—
3,543,181 EUR	4,200,450 USD	Goldman Sachs	01/27/2021	—	(33,282)
440,468 SGD	325,477 USD	Goldman Sachs	01/27/2021	—	(2,960)
729,695 USD	1,030,800 AUD	Goldman Sachs	01/27/2021	27,395	—
316,875 USD	411,101 CAD	Goldman Sachs	01/27/2021	—	(214)
2,170,140 USD	1,834,502 EUR	Goldman Sachs	01/27/2021	21,899	—
1,233,544 USD	950,000 GBP	Goldman Sachs	01/27/2021	33,892	—
131,448 USD	2,864,093 MXN	Goldman Sachs	01/27/2021	9,396	—
1,447,206 USD	2,215,000 NZD	Goldman Sachs	01/27/2021	106,081	—
661,050 USD	903,716 SGD	Goldman Sachs	01/27/2021	12,810	—
536,602 CAD	315,000 GBP	HSBC	01/27/2021	6,923	—
921,988 EUR	1,086,407 USD	HSBC	01/27/2021	—	(15,272)
1,042,591 GBP	1,365,764 USD	HSBC	01/27/2021	—	(25,201)
1,318,900 NZD	1,210,000 AUD	HSBC	01/27/2021	—	(36,183)
237,161 NZD	157,460 USD	HSBC	01/27/2021	—	(8,850)
587,338 SGD	438,093 USD	HSBC	01/27/2021	142	—
846,613 SGD	625,010 USD	HSBC	01/27/2021	—	(6,271)
1,854,693 USD	1,573,636 EUR	HSBC	01/27/2021	25,639	—
1,497,227 USD	1,156,599 GBP	HSBC	01/27/2021	45,842	—
316,667 USD	33,203,003 JPY	HSBC	01/27/2021	1,732	—
821,878 USD	1,130,061 SGD	HSBC	01/27/2021	20,757	—
984,500 AUD	718,411 USD	JPMorgan	12/16/2020	—	(4,390)
686,000 BRL	128,893 USD	JPMorgan	12/16/2020	870	—
4,819,500 BRL	861,733 USD	JPMorgan	12/16/2020	—	(37,696)
9,823,000 CAD	7,475,767 USD	JPMorgan	12/16/2020	—	(88,956)
187,500 CHF	208,677 USD	JPMorgan	12/16/2020	2,212	—
5,341,500 CHF	5,844,152 USD	JPMorgan	12/16/2020	—	(37,602)
11,683,000 CLP	15,412 USD	JPMorgan	12/16/2020	72	—
386,426,000 CLP	491,044 USD	JPMorgan	12/16/2020	—	(16,314)
2,405,024,040 COP	623,391 USD	JPMorgan	12/16/2020	—	(44,934)
1,381,500 EUR	1,630,702 USD	JPMorgan	12/16/2020	—	(18,104)
1,482,500 GBP	1,924,054 USD	JPMorgan	12/16/2020	—	(52,909)
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
299,606,496 HUF	1,004,007 USD	JPMorgan	12/16/2020	7,699	—
355,774,000 HUF	1,168,725 USD	JPMorgan	12/16/2020	—	(14,362)
3,384,190,500 IDR	240,321 USD	JPMorgan	12/16/2020	1,292	—
20,051,440,620 IDR	1,358,825 USD	JPMorgan	12/16/2020	—	(57,429)
3,250,500 ILS	954,865 USD	JPMorgan	12/16/2020	—	(27,849)
33,850,001 INR	457,464 USD	JPMorgan	12/16/2020	1,016	—
98,470,498 INR	1,315,994 USD	JPMorgan	12/16/2020	—	(11,826)
67,801,024 JPY	652,986 USD	JPMorgan	12/16/2020	3,302	—
232,069,000 JPY	2,196,296 USD	JPMorgan	12/16/2020	—	(27,438)
526,020,500 KRW	475,254 USD	JPMorgan	12/16/2020	325	—
5,378,322,016 KRW	4,796,844 USD	JPMorgan	12/16/2020	—	(59,097)
374,500 MXN	18,614 USD	JPMorgan	12/16/2020	112	—
20,237,500 MXN	906,439 USD	JPMorgan	12/16/2020	—	(93,348)
34,878,500 NOK	3,763,997 USD	JPMorgan	12/16/2020	—	(157,173)
7,027,500 NZD	4,694,899 USD	JPMorgan	12/16/2020	—	(232,948)
49,718,000 PHP	1,026,147 USD	JPMorgan	12/16/2020	—	(6,820)
2,136,500 PLN	571,249 USD	JPMorgan	12/16/2020	1,946	—
18,111,000 PLN	4,696,263 USD	JPMorgan	12/16/2020	—	(129,689)
69,356,500 SEK	7,893,888 USD	JPMorgan	12/16/2020	—	(195,937)
1,513,500 SGD	1,110,939 USD	JPMorgan	12/16/2020	—	(17,578)
63,040,500 TWD	2,220,413 USD	JPMorgan	12/16/2020	8,569	—
17,209,000 TWD	594,001 USD	JPMorgan	12/16/2020	—	(9,795)
715,310 USD	984,500 AUD	JPMorgan	12/16/2020	7,491	—
846,485 USD	4,641,000 BRL	JPMorgan	12/16/2020	19,632	—
163,206 USD	864,500 BRL	JPMorgan	12/16/2020	—	(1,871)
7,490,295 USD	9,823,000 CAD	JPMorgan	12/16/2020	74,429	—
2,675,382 USD	2,437,000 CHF	JPMorgan	12/16/2020	8,103	—
3,419,373 USD	3,092,000 CHF	JPMorgan	12/16/2020	—	(14,640)
315,594 USD	243,868,000 CLP	JPMorgan	12/16/2020	4,592	—
203,832 USD	154,241,000 CLP	JPMorgan	12/16/2020	—	(1,322)
646,318 USD	2,405,024,040 COP	JPMorgan	12/16/2020	22,007	—
1,635,122 USD	1,381,500 EUR	JPMorgan	12/16/2020	13,683	—
1,646,803 USD	1,275,500 GBP	JPMorgan	12/16/2020	54,118	—
276,618 USD	207,000 GBP	JPMorgan	12/16/2020	—	(577)
2,128,745 USD	655,380,496 HUF	JPMorgan	12/16/2020	50,649	—
1,583,782 USD	23,435,631,120 IDR	JPMorgan	12/16/2020	71,500	—
959,364 USD	3,250,500 ILS	JPMorgan	12/16/2020	23,350	—
799,225 USD	59,619,999 INR	JPMorgan	12/16/2020	4,717	—
983,534 USD	72,700,500 INR	JPMorgan	12/16/2020	—	(3,209)
2,225,036 USD	233,747,024 JPY	JPMorgan	12/16/2020	14,778	—
635,355 USD	66,123,000 JPY	JPMorgan	12/16/2020	—	(1,750)
4,669,163 USD	5,524,798,016 KRW	JPMorgan	12/16/2020	319,028	—
342,811 USD	379,544,500 KRW	JPMorgan	12/16/2020	—	(130)
962,973 USD	20,612,000 MXN	JPMorgan	12/16/2020	55,315	—
3,536,912 USD	32,063,500 NOK	JPMorgan	12/16/2020	67,786	—
319,636 USD	2,815,000 NOK	JPMorgan	12/16/2020	—	(3,163)
4,709,341 USD	7,027,500 NZD	JPMorgan	12/16/2020	218,505	—
1,020,255 USD	49,718,000 PHP	JPMorgan	12/16/2020	12,712	—
5,065,747 USD	19,144,500 PLN	JPMorgan	12/16/2020	35,596	—
298,047 USD	1,103,000 PLN	JPMorgan	12/16/2020	—	(4,135)
7,913,258 USD	69,356,500 SEK	JPMorgan	12/16/2020	176,567	—
1,110,960 USD	1,513,500 SGD	JPMorgan	12/16/2020	17,557	—
1,593,495 USD	46,090,500 TWD	JPMorgan	12/16/2020	23,640	—
1,203,233 USD	34,159,000 TWD	JPMorgan	12/16/2020	—	(4,727)
5,244,580 USD	87,297,000 ZAR	JPMorgan	12/17/2020	380,244	—
107,111 USD	1,644,000 ZAR	JPMorgan	12/17/2020	—	(1,183)
2,054,500 ZAR	132,647 USD	JPMorgan	12/17/2020	269	—
86,886,500 ZAR	5,089,218 USD	JPMorgan	12/17/2020	—	(509,156)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
86,228 EUR	101,905 USD	JPMorgan	01/27/2021	—	(1,129)
315,800 GBP	617,261 NZD	JPMorgan	01/27/2021	11,537	—
252,000 GBP	332,699 USD	JPMorgan	01/27/2021	—	(3,505)
99,242,312 JPY	1,255,000 CAD	JPMorgan	01/27/2021	15,017	—
625,000 NZD	546,513 CAD	JPMorgan	01/27/2021	—	(17,320)
1,229,497 NZD	631,600 GBP	JPMorgan	01/27/2021	—	(19,550)
222,703 NZD	151,204 USD	JPMorgan	01/27/2021	—	(4,969)
159,992 USD	225,394 AUD	JPMorgan	01/27/2021	5,553	—
1,141,442 USD	1,504,606 CAD	JPMorgan	01/27/2021	17,521	—
2,142,647 USD	1,817,514 EUR	JPMorgan	01/27/2021	29,093	—
492,248 USD	378,000 GBP	JPMorgan	01/27/2021	12,058	—
65,000 USD	6,816,970 JPY	JPMorgan	01/27/2021	371	—
334,500 BRL	61,768 USD	JPMorgan	03/17/2021	—	(509)
4,366,500 CAD	3,345,617 USD	JPMorgan	03/17/2021	—	(18,116)
78,000 CHF	85,970 USD	JPMorgan	03/17/2021	—	(165)
38,250,000 CLP	50,040 USD	JPMorgan	03/17/2021	—	(269)
65,304,040 COP	17,760 USD	JPMorgan	03/17/2021	—	(317)
221,500 EUR	263,947 USD	JPMorgan	03/17/2021	—	(999)
313,000 GBP	418,821 USD	JPMorgan	03/17/2021	1,145	—
126,225,496 HUF	415,036 USD	JPMorgan	03/17/2021	—	(4,473)
460,148,500 IDR	32,282 USD	JPMorgan	03/17/2021	83	—
437,000 INR	5,861 USD	JPMorgan	03/17/2021	22	—
1,236,000 INR	16,455 USD	JPMorgan	03/17/2021	—	(60)
245,535,500 JPY	2,362,740 USD	JPMorgan	03/17/2021	6,819	—
30,355,000 JPY	290,765 USD	JPMorgan	03/17/2021	—	(492)
614,001,500 KRW	555,826 USD	JPMorgan	03/17/2021	2,189	—
148,967,000 KRW	133,837 USD	JPMorgan	03/17/2021	—	(484)
8,533,000 NOK	951,143 USD	JPMorgan	03/17/2021	—	(8,283)
130,500 NZD	91,440 USD	JPMorgan	03/17/2021	—	(74)
3,288,000 PHP	68,153 USD	JPMorgan	03/17/2021	87	—
3,458,500 PHP	71,307 USD	JPMorgan	03/17/2021	—	(289)
7,861,000 PLN	2,091,510 USD	JPMorgan	03/17/2021	—	(4,193)
1,102,500 SEK	129,722 USD	JPMorgan	03/17/2021	953	—
2,990,500 SEK	348,281 USD	JPMorgan	03/17/2021	—	(1,000)
47,000 SGD	35,033 USD	JPMorgan	03/17/2021	—	(17)
3,597,500 TWD	128,525 USD	JPMorgan	03/17/2021	518	—
66,214 USD	90,500 AUD	JPMorgan	03/17/2021	272	—
337,086 USD	457,500 AUD	JPMorgan	03/17/2021	—	(979)
24,272 USD	131,000 BRL	JPMorgan	03/17/2021	118	—
24,273 USD	130,000 BRL	JPMorgan	03/17/2021	—	(70)
1,873,415 USD	2,433,000 CAD	JPMorgan	03/17/2021	845	—
156,749 USD	120,859,996 CLP	JPMorgan	03/17/2021	2,216	—
732 USD	2,660,000 COP	JPMorgan	03/17/2021	4	—
264,922 USD	221,500 EUR	JPMorgan	03/17/2021	24	—
418,818 USD	313,000 GBP	JPMorgan	03/17/2021	—	(1,143)
78,885 USD	23,883,500 HUF	JPMorgan	03/17/2021	492	—
306,187 USD	4,382,292,120 IDR	JPMorgan	03/17/2021	460	—
197,064 USD	657,000 ILS	JPMorgan	03/17/2021	1,766	—
145,355 USD	10,900,896 INR	JPMorgan	03/17/2021	300	—
53,646 USD	4,013,500 INR	JPMorgan	03/17/2021	—	(19)
2,662,094 USD	275,890,524 JPY	JPMorgan	03/17/2021	—	(14,916)
3,239,895 USD	3,600,715,516 KRW	JPMorgan	03/17/2021	6,819	—
28,414 USD	578,000 MXN	JPMorgan	03/17/2021	—	(135)
490,278 USD	4,339,000 NOK	JPMorgan	03/17/2021	—	(2,413)
190,373 USD	273,000 NZD	JPMorgan	03/17/2021	1,072	—
459,611 USD	22,287,000 PHP	JPMorgan	03/17/2021	1,762	—
485,601 USD	1,820,500 PLN	JPMorgan	03/17/2021	—	(265)
2,254,151 USD	19,363,000 SEK	JPMorgan	03/17/2021	7,390	—
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,161 USD	15,000 SGD	JPMorgan	03/17/2021	25	—
75,092 USD	100,500 SGD	JPMorgan	03/17/2021	—	(144)
610,058 USD	17,110,500 TWD	JPMorgan	03/17/2021	—	(1,226)
149,327 USD	2,312,000 ZAR	JPMorgan	03/17/2021	—	(1,975)
1,644,000 ZAR	105,934 USD	JPMorgan	03/17/2021	1,156	—
957,372 AUD	688,437 USD	Morgan Stanley	01/27/2021	—	(14,722)
536,020 CAD	315,000 GBP	Morgan Stanley	01/27/2021	7,371	—
1,255,000 CAD	99,982,745 JPY	Morgan Stanley	01/27/2021	—	(7,916)
3,461,172 EUR	4,104,907 USD	Morgan Stanley	01/27/2021	—	(30,834)
630,000 GBP	831,260 USD	Morgan Stanley	01/27/2021	—	(9,250)
99,493,146 JPY	1,255,000 CAD	Morgan Stanley	01/27/2021	12,611	—
32,480,377 JPY	315,000 USD	Morgan Stanley	01/27/2021	3,531	—
2,977,743 NOK	316,250 USD	Morgan Stanley	01/27/2021	—	(18,565)
1,449,168 SGD	1,077,542 USD	Morgan Stanley	01/27/2021	—	(3,037)
3,108,025 USD	2,631,810 EUR	Morgan Stanley	01/27/2021	36,715	—
316,250 USD	3,027,800 NOK	Morgan Stanley	01/27/2021	24,193	—
534,495 USD	736,935 SGD	Morgan Stanley	01/27/2021	15,004	—
625,000 NZD	544,247 CAD	National Australia Bank	01/27/2021	—	(19,066)
313,001 CAD	24,909,972 JPY	RBC Capital Markets	01/27/2021	—	(2,224)
1,637,037 CAD	1,249,375 USD	RBC Capital Markets	01/27/2021	—	(11,596)
635,000 GBP	820,889 USD	RBC Capital Markets	01/27/2021	—	(26,292)
217,319 NZD	144,886 USD	RBC Capital Markets	01/27/2021	—	(7,510)
631,250 USD	831,710 CAD	RBC Capital Markets	01/27/2021	9,397	—
451,035 USD	607,404 SGD	RBC Capital Markets	01/27/2021	1,878	—
540,115 CAD	625,000 NZD	Standard Chartered	01/27/2021	22,248	—
316,250 GBP	417,400 USD	Standard Chartered	01/27/2021	—	(4,523)
39,729,441 JPY	381,000 USD	Standard Chartered	01/27/2021	16	—
696,241 NZD	478,244 USD	Standard Chartered	01/27/2021	—	(10,001)
315,000 USD	32,986,264 JPY	Standard Chartered	01/27/2021	1,321	—
939,003 CAD	74,697,844 JPY	State Street	01/27/2021	—	(6,980)
1,660,262 CAD	1,266,058 USD	State Street	01/27/2021	—	(12,803)
1,836,294 EUR	2,173,059 USD	State Street	01/27/2021	—	(21,122)
632,500 GBP	847,576 USD	State Street	01/27/2021	3,731	—
2,047,016 GBP	2,665,165 USD	State Street	01/27/2021	—	(65,847)
33,100,664 JPY	317,500 USD	State Street	01/27/2021	82	—
60,944,559 JPY	579,931 USD	State Street	01/27/2021	—	(4,495)
313,750 NZD	276,889 CAD	State Street	01/27/2021	—	(6,738)
2,531,683 USD	3,340,135 CAD	State Street	01/27/2021	41,145	—
3,172,103 USD	2,684,834 EUR	State Street	01/27/2021	35,995	—
1,387,852 USD	1,051,588 GBP	State Street	01/27/2021	15,117	—
315,000 USD	33,169,062 JPY	State Street	01/27/2021	3,074	—
851,376 CAD	645,000 USD	TD Securities	01/27/2021	—	(10,795)
270,313 USD	5,854,036 MXN	UBS	01/21/2021	17,751	—
391,319 AUD	288,068 USD	UBS	01/27/2021	656	—
788,474 CAD	601,250 USD	UBS	01/27/2021	—	(6,093)
911,902 EUR	1,077,437 USD	UBS	01/27/2021	—	(12,190)
5,854,036 MXN	270,123 USD	UBS	01/27/2021	—	(17,753)
315,000 NZD	217,653 USD	UBS	01/27/2021	—	(3,244)
3,667,665 SGD	2,685,066 USD	UBS	01/27/2021	—	(49,745)
539,263 USD	458,028 EUR	UBS	01/27/2021	8,033	—
994,468 USD	758,282 GBP	UBS	01/27/2021	17,189	—
18,142 USD	1,894,600 JPY	UBS	01/27/2021	26	—
410,939 USD	563,148 SGD	UBS	01/27/2021	8,975	—
Total				4,548,770	(4,873,817)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	21	03/2021	EUR	5,278,088	2,202	—
3-Month Euro Euribor	68	03/2021	EUR	17,090,950	—	(1,101)
3-Month Euro Euribor	56	06/2021	EUR	14,075,600	4,324	—
3-Month Euro Euribor	57	09/2021	EUR	14,327,663	3,634	—
3-Month Euro Euribor	25	12/2021	EUR	6,284,375	3,782	—
3-Month Euro Euribor	57	03/2022	EUR	14,327,663	4,404	—
3-Month Euro Euribor	59	06/2022	EUR	14,830,388	3,686	—
3-Month Euro Euribor	21	09/2022	EUR	5,278,350	1,917	—
3-Month Euro Swiss Franc	1	03/2021	CHF	251,925	—	(28)
3-Month Euro Swiss Franc	1	06/2021	CHF	251,925	—	(28)
3-Month Euro Swiss Franc	1	09/2021	CHF	251,925	—	(28)
90-Day Sterling	10	03/2021	GBP	1,249,625	602	—
90-Day Sterling	122	03/2021	GBP	15,245,425	—	(4,054)
90-Day Sterling	9	06/2021	GBP	1,124,888	546	—
90-Day Sterling	9	09/2021	GBP	1,125,000	106	—
90-Day Sterling	23	12/2021	GBP	2,875,144	914	—
90-Day Sterling	20	03/2022	GBP	2,498,750	—	(929)
90-Day Sterling	10	06/2022	GBP	1,249,250	—	(506)
90-Day Sterling	3	09/2022	GBP	374,719	—	(311)
Amsterdam Index	1	12/2020	EUR	121,138	1,719	—
Amsterdam Index	3	12/2020	EUR	363,414	1,531	—
Australian 10-Year Bond	19	12/2020	AUD	2,825,832	1,484	—
Australian 10-Year Bond	33	12/2020	AUD	4,908,023	—	(29,973)
Australian 3-Year Bond	192	12/2020	AUD	22,548,117	22,816	—
Australian 3-Year Bond	163	12/2020	AUD	19,142,412	8,038	—
Australian Dollar	113	12/2020	USD	8,310,585	107,893	—
Banker’s Acceptance	3	03/2021	CAD	746,250	306	—
British Pound	40	12/2020	USD	3,336,000	45,484	—
CAC40 Index	3	12/2020	EUR	165,270	—	(483)
Canadian Dollar	68	12/2020	USD	5,246,540	61,235	—
Canadian Government 10-Year Bond	23	03/2021	CAD	3,423,320	5,596	—
Canadian Government 10-Year Bond	14	03/2021	CAD	2,083,760	—	(1,886)
Cocoa	8	03/2021	GBP	148,640	—	(261)
Cocoa	20	03/2021	USD	547,800	—	(1,237)
Copper	4	12/2020	USD	757,375	81,046	—
Copper	8	03/2021	USD	1,516,800	115,942	—
Copper	45	03/2021	USD	3,867,750	211,564	—
Corn	89	03/2021	USD	1,895,700	56,891	—
Cotton	39	03/2021	USD	1,406,925	6,789	—
DJIA Index E-mini	8	12/2020	USD	1,185,160	66,278	—
DJIA Index E-mini	3	12/2020	USD	444,435	6,400	—
Euro Buxl	7	12/2020	EUR	1,585,640	—	(1,749)
Euro Buxl	5	12/2020	EUR	1,132,600	—	(17,443)
Euro FX	65	12/2020	USD	9,709,781	118,433	—
EURO STOXX 50 Index	10	12/2020	EUR	350,500	3,600	—
Euro-Bobl	32	12/2020	EUR	4,332,800	—	(17,080)
Euro-BTP	22	12/2020	EUR	3,325,520	53,000	—
Euro-Bund	15	12/2020	EUR	2,628,750	—	(11,553)
Eurodollar 90-Day	5	03/2021	USD	1,247,375	492	—
Eurodollar 90-Day	188	03/2021	USD	46,901,300	—	(1,526)
Eurodollar 90-Day	7	06/2021	USD	1,746,413	323	—
Eurodollar 90-Day	12	09/2021	USD	2,993,700	318	—
Eurodollar 90-Day	13	12/2021	USD	3,242,200	204	—
Eurodollar 90-Day	10	03/2022	USD	2,494,125	—	(308)
Eurodollar 90-Day	11	06/2022	USD	2,743,263	6	—
Eurodollar 90-Day	10	09/2022	USD	2,493,500	—	(970)
Euro-OAT	38	12/2020	EUR	6,452,780	5,175	—
Euro-Schatz	66	12/2020	EUR	7,413,450	—	(12,200)
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	1	03/2021	EUR	112,360	—	(36)
FTSE China A50 Index	74	12/2020	USD	1,237,058	8,353	—
FTSE/JSE Top 40 Index	2	12/2020	ZAR	1,048,920	—	(547)
FTSE/JSE Top 40 Index	2	12/2020	ZAR	1,048,920	—	(822)
FTSE/MIB Index	2	12/2020	EUR	220,550	2,395	—
Gold 100 oz.	7	02/2021	USD	1,246,630	—	(73,464)
Hang Seng Index	3	12/2020	HKD	3,964,800	—	(1,116)
Hang Seng Index	8	12/2020	HKD	10,572,800	—	(16,936)
H-Shares Index	9	12/2020	HKD	4,760,100	—	(2,296)
H-Shares Index	11	12/2020	HKD	5,817,900	—	(4,611)
IBEX 35 Index	3	12/2020	EUR	241,887	5,204	—
Indian Rupee	43	12/2020	USD	1,159,710	8,798	—
Japanese Yen	64	12/2020	USD	7,669,200	—	(5,709)
KOSPI 200 Index	4	12/2020	KRW	347,250,000	6,783	—
Lean Hogs	4	02/2021	USD	109,720	5,051	—
Long Gilt	16	03/2021	GBP	2,147,040	1,517	—
Long Gilt	7	03/2021	GBP	939,330	469	—
Mexican Peso	94	12/2020	USD	2,327,910	66,431	—
Mini MSCI Emerging Markets Index	32	12/2020	USD	1,923,680	128,134	—
MSCI EAFE Index	15	12/2020	USD	1,524,750	15,717	—
MSCI EAFE Index	7	12/2020	USD	711,550	5,015	—
MSCI Singapore Index	1	12/2020	SGD	32,105	—	(306)
MSCI Singapore Index	2	12/2020	SGD	64,210	—	(865)
NASDAQ 100 Index E-mini	6	12/2020	USD	1,473,240	110,236	—
NASDAQ 100 Index E-mini	4	12/2020	USD	982,160	17,319	—
New Zealand Dollar	172	12/2020	USD	12,079,560	532,045	—
Nickel	3	12/2020	USD	287,874	—	(5,859)
Nickel	7	03/2021	USD	673,680	5,185	—
Nickel	2	03/2021	USD	192,480	—	(4,188)
Nikkei 225 Index	5	12/2020	JPY	132,300,000	140,766	—
OMXS30 Index	30	12/2020	SEK	5,738,250	222	—
OMXS30 Index	4	12/2020	SEK	765,100	—	(222)
Platinum	1	01/2021	USD	48,295	967	—
Primary Aluminum	17	12/2020	USD	867,956	46,744	—
Primary Aluminum	28	03/2021	USD	1,432,200	128,475	—
Primary Aluminum	5	03/2021	USD	255,750	2,173	—
Russell 2000 Index E-mini	21	12/2020	USD	1,911,105	124,960	—
Russell 2000 Index E-mini	11	12/2020	USD	1,001,055	30,864	—
S&P 500 Index E-mini	10	12/2020	USD	1,811,600	84,443	—
S&P 500 Index E-mini	5	12/2020	USD	905,800	13,968	—
S&P Mid 400 Index E-mini	8	12/2020	USD	1,734,720	76,819	—
S&P Mid 400 Index E-mini	7	12/2020	USD	1,517,880	19,980	—
S&P/TSX 60 Index	9	12/2020	CAD	1,841,580	37,218	—
S&P/TSX 60 Index	6	12/2020	CAD	1,227,720	11,724	—
Short Term Euro-BTP	23	12/2020	EUR	2,621,540	24,017	—
Silver	5	03/2021	USD	564,825	—	(51,443)
South African Rand	58	12/2020	USD	1,875,575	69,317	—
Soybean	1	01/2021	USD	58,425	—	(948)
Soybean	37	03/2021	USD	2,163,575	246,292	—
Soybean Meal	4	01/2021	USD	156,200	—	(2,779)
Soybean Meal	50	03/2021	USD	1,946,000	75,108	—
Soybean Oil	3	01/2021	USD	67,482	—	(889)
Soybean Oil	37	03/2021	USD	827,394	67,657	—
SPI 200 Index	9	12/2020	AUD	1,469,025	7,290	—
SPI 200 Index	2	12/2020	AUD	326,450	919	—
Sugar #11	100	02/2021	USD	1,625,120	6,226	—
Swiss Franc	30	12/2020	USD	4,138,875	23,035	—
TOPIX Index	5	12/2020	JPY	87,775,000	36,961	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	5	12/2020	JPY	87,775,000	19,401	—
U.S. Long Bond	5	03/2021	USD	874,531	5,263	—
U.S. Treasury 10-Year Note	31	03/2021	USD	4,283,328	11,321	—
U.S. Treasury 2-Year Note	135	03/2021	USD	29,814,961	18,614	—
U.S. Treasury 5-Year Note	85	03/2021	USD	10,712,656	18,434	—
U.S. Ultra Bond 10-Year Note	8	03/2021	USD	1,257,000	1,106	—
U.S. Ultra Treasury Bond	2	03/2021	USD	432,063	3,402	—
Wheat	22	03/2021	USD	601,700	—	(18,990)
Wheat	29	03/2021	USD	848,250	—	(39,889)
Zinc	6	12/2020	USD	416,655	16,819	—
Zinc	12	03/2021	USD	838,260	61,875	—
Zinc	3	03/2021	USD	209,565	—	(2,142)
Total					3,359,712	(337,711)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	(5)	12/2020	USD	(239,400)	—	(49,830)
Brent Crude	(22)	12/2020	USD	(1,053,360)	—	(59,726)
British Pound	(9)	12/2020	USD	(750,600)	—	(10,248)
CAC40 Index	(13)	12/2020	EUR	(716,170)	—	(1,414)
Canadian Dollar	(25)	12/2020	USD	(1,928,875)	—	(14,772)
Coffee	(7)	03/2021	USD	(323,663)	—	(33,817)
Euro FX	(13)	12/2020	USD	(1,941,956)	—	(14,229)
EURO STOXX 50 Index	(3)	12/2020	EUR	(105,150)	282	—
FTSE 100 Index	(10)	12/2020	GBP	(629,250)	10,649	—
FTSE/MIB Index	(1)	12/2020	EUR	(110,275)	—	(480)
Gas Oil	(4)	01/2021	USD	(156,000)	—	(12,331)
Gas Oil	(7)	01/2021	USD	(273,000)	—	(55,966)
IBEX 35 Index	(3)	12/2020	EUR	(241,887)	—	(2,906)
Lean Hogs	(1)	02/2021	USD	(27,430)	—	(723)
Live Cattle	(10)	02/2021	USD	(451,500)	—	(6,252)
Natural Gas	(25)	12/2020	USD	(720,500)	63,649	—
NY Harbor ULSD Heat Oil	(2)	12/2020	USD	(115,198)	—	(9,545)
RBOB Gasoline	(4)	12/2020	USD	(208,589)	—	(19,773)
U.S. Long Bond	(1)	03/2021	USD	(174,906)	—	(387)
U.S. Long Bond	(30)	03/2021	USD	(5,247,188)	—	(4,024)
U.S. Treasury 10-Year Note	(4)	03/2021	USD	(552,688)	—	(1,179)
U.S. Treasury 10-Year Note	(27)	03/2021	USD	(3,730,641)	—	(6,935)
U.S. Treasury 2-Year Note	(31)	03/2021	USD	(6,846,398)	—	(2,650)
U.S. Treasury 5-Year Note	(8)	03/2021	USD	(1,008,250)	—	(1,217)
U.S. Treasury 5-Year Note	(16)	03/2021	USD	(2,016,500)	—	(2,032)
U.S. Ultra Bond 10-Year Note	(12)	03/2021	USD	(1,885,500)	2,037	—
U.S. Ultra Bond 10-Year Note	(24)	03/2021	USD	(3,771,000)	—	(5,805)
U.S. Ultra Treasury Bond	(11)	03/2021	USD	(2,376,344)	5,394	—
U.S. Ultra Treasury Bond	(1)	03/2021	USD	(216,031)	—	(1,304)
U.S. Ultra Treasury Bond	(24)	03/2021	USD	(5,184,750)	—	(21,897)
WTI Crude	(21)	12/2020	USD	(952,140)	—	(107,602)
Total					82,011	(447,044)

36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Devon Energy Corp.	Goldman Sachs	USD	435,089	311	13.74	01/15/2021	31,351	40,430
S&P Global, Inc.	Goldman Sachs	USD	246,246	7	350.00	01/15/2021	8,990	10,360
Taubman Centers, Inc.	Goldman Sachs	USD	187,968	44	40.00	01/15/2021	13,510	13,200
Taubman Centers, Inc.	Goldman Sachs	USD	756,144	177	45.00	01/15/2021	1,068	885
Total							54,919	64,875

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Goldman Sachs	USD	3,475,848	251	130.00	01/15/2021	43,378	5,648
iShares Russell 2000 ETF	Goldman Sachs	USD	506,856	28	145.00	01/15/2021	21,627	1,610
iShares Russell 2000 ETF	Goldman Sachs	USD	488,754	27	142.00	01/15/2021	20,772	1,269
Total							85,777	8,527

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	21,432	(812)	(11)	—	—	—	(823)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	21,442	(826)	(10)	—	—	—	(836)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	104,735	(1,536)	(34)	—	—	—	(1,570)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	51,716	(1,785)	(25)	—	—	—	(1,810)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	91,595	(3,161)	(22)	—	—	—	(3,183)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	179,927	(4,852)	(61)	—	—	—	(4,913)
Total return on William Hill PLC	1-Month GBP LIBOR plus 0.400%	Monthly	Goldman Sachs	10/15/2021	GBP	370,511	(12,786)	(180)	—	—	—	(12,966)
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	94,089	754	(104)	—	—	650	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	70,045	567	(43)	—	—	524	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	21,134	246	(12)	—	—	234	—
Total return on Alternative Credit Investments PLC	1-Month GBP LIBOR plus 0.700%	Monthly	Goldman Sachs	11/03/2021	GBP	164,511	127	(120)	—	—	7	—
Total return on Alternative Credit Investments PLC	1-Month GBP LIBOR plus 0.700%	Monthly	Goldman Sachs	11/03/2021	GBP	1,972	6	(1)	—	—	5	—
Total							(24,058)	(623)	—	—	1,420	(26,101)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Buxl Dec 20	Barclays	12/2020	EUR	906,080	—	—	17,792	—
Euro-Bobl Dec 20	Barclays	12/2020	EUR	8,801,000	—	—	—	(31,179)
Euro-Bund Dec 20	Barclays	12/2020	EUR	5,783,250	—	—	—	(10,319)
Euro-Bund Mar 21	Barclays	03/2021	EUR	(177,600)	—	—	380	—
Long Gilt Mar 21	Barclays	03/2021	GBP	805,140	—	—	—	(498)
Corn Mar 21	Citi	03/2021	USD	191,700	—	—	—	(1,978)
Cotton Mar 21	Citi	03/2021	USD	288,600	—	—	4,035	—
Soybean Jan 21	Citi	01/2021	USD	1,460,625	—	—	156,678	—
Soybean Meal Jan 21	Citi	01/2021	USD	781,000	—	—	3,505	—
Soybean Oil Jan 21	Citi	01/2021	USD	517,362	—	—	15,227	—
Wheat Mar 21	Citi	03/2021	USD	1,053,000	—	—	—	(37,841)
Hang Seng Index Dec 20	JPMorgan	12/2020	HKD	9,251,200	—	—	—	(9,171)
H-Shares Index Dec 20	JPMorgan	12/2020	HKD	11,635,800	—	—	—	(7,590)
Swiss Market Index Dec 20	JPMorgan	12/2020	CHF	840,480	—	—	1,672	—
TAIEX Index Dec 20	JPMorgan	12/2020	TWD	16,464,000	—	—	5,697	—
Total					—	—	204,986	(98,576)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.039%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $82,001,986, which represents 17.04% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2020.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $14,780,999, which represents 3.07% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Zero coupon bond.
(m)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2020.
(n)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $377,482, which represents 0.08% of total net assets.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Income from this security may be subject to alternative minimum tax.
38	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(r)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2020, the total market value of these securities amounted to $43,176, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Stemline Therapeutics, Inc.	06/09/2020	125,075	—	43,176

(s)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	135,530,150	174,758,747	(173,716,519)	(7,220)	136,565,158	(6,835)	43,571	136,578,816
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2020 (Unaudited)
Currency Legend  (continued)
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
40	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

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